UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6718

DREYFUS INVESTMENT GRADE FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
	(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000

Date of fiscal year end:	7/31

Date of reporting period:	1/31/04

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
Institutional Yield
Advantage Fund

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
10	Statement of Financial Futures
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional Yield Advantage Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Institutional Yield Advantage Fund covers the six-month period from August 1, 2003, through January 31, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with Gerald E. Thunelius, portfolio manager and Director of the Dreyfus Taxable Fixed Income Team that manages the fund.

The bond market produced mixed results during the reporting period as investors adjusted to a stronger economic environment.As the U.S. economy gathered momentum, the more interest-rate-sensitive areas of the bond market began to retreat, giving back some of the gains achieved during the previous economic downturn. On the other hand, the bond market’s more credit-sensitive areas generally benefited from the stronger economy, producing more robust gains for corporate bonds.

While recent economic developments suggest to us that interest rates are more likely to rise in 2004 than to fall further, we continue to believe that bonds deserve a prominent place in most investors’ portfolios. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and tolerance for risk.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
February 17, 2004

2

DISCUSSION OF FUND PERFORMANCE

Gerald E. Thunelius, Senior Portfolio Manager Dreyfus Taxable Fixed Income Team

How did Dreyfus Institutional Yield Advantage Fund perform relative to its benchmark?

For the six-month period ended January 31, 2004, the fund’s Institutional shares achieved a total return of 0.06%, and its Investor shares achieved a total return of 0.47%.1 In comparison, the Salomon Smith Barney 1-Year Treasury Benchmark-on-the-Run Index, the fund’s benchmark, achieved a total return of 0.77% for the same period.2

In the absence of changes in monetary policy by the Federal Reserv Board (the “Fed”) during the reporting period, the fund continued to b influenced by low short-term interest rates. However, a strengthenin U.S. economy led to concerns among investors that short-term rate might begin to climb, potentially eroding fixed-income performance The fund produced lower returns than its benchmark, primarily becaus of relative weakness later in the reporting period among the fund’s short term corporate holdings, which are not represented in the benchmark.

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital, with minimal changes in share price. To pursue its goal, the fund invests only in investment-grade fixed-income securities of U.S. and foreign issuers or the unrated equivalent as determined by Dreyfus. These securities may include U.S. government bonds and notes, corporate bonds, asset-backed securities and mortgage-related securities.

To help reduce share price fluctuations, the fund seeks to keep the average effective duration — a measure of sensitivity to changing interest rates — of its overall portfolio at one year or less.Although we expect the fund’s average effective duration and its average effective maturity — the amount of time until the fund’s holdings mature or

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

are redeemed, on average — to follow each other closely, we may invest in securities with effective final maturities of any length.

When choosing securities for the fund, we analyze many factors in various fixed-income market sectors.We then decide how to allocate the fund’s assets across these sectors and in which securities to invest.

What other factors influenced the fund’s performance?

The fund was primarily affected during the reporting period by fundamental changes in investors’ economic expectations and the impact of those changes on the various sectors of the short-term bond market in which the fund invests.

Just weeks before the reporting period began, the Fed reduced short term interest rates for the thirteenth consecutive time since January 2001 setting its target for the federal funds rate at 1%, a 45-year low. Howeve between the Fed’s interest-rate reduction in late June and the start of th reporting period on August 1, more definite signs of stronger economi growth emerged, and one of the most severe one-month declines in th history of the bond market ensued. Indeed, it was later revealed that th U.S. economy had expanded at a robust 8.2% annualized rate during th third quarter of 2003, lending credence to investors’ concerns that th Fed might raise short-term interest rates in an attempt to forestall poten tial inflationary pressures. These developments hurt U.S. governmen securities more severely than investment-grade corporate securities.

However, fixed-income investors’ inflation-related worries eased considerably during the fourth quarter, when it became clearer that the labor markets remained weak and the economic recovery was likely to be more moderate than many had feared. These expectations were later confirmed by the U.S. Commerce Department, which estimated that gross domestic product grew at an annualized 4.0% rate during the last quarter of 2003. For its part, the Fed repeatedly emphasized its intention to keep interest rates low “for a considerable period.” As investors’ inflation concerns waned, U.S. government securities rallied, outperforming their investment-grade corporate counterparts and causing the fund’s returns to lag its benchmark.

4

In this challenging market environment, we maintained the fund’s average duration in a range between 0.25 and 0.50 years, a strategy designed to limit the fund’s sensitivity to potentially rising interest rates. In addition, as investors’ inflation concerns ebbed, we positioned the fund to benefit from narrower yield differences along the short-term maturity spectrum, which helped boost the fund’s returns slightly.

What is the fund’s current strategy?

Although the economic recovery so far appears to be sustainable, we have seen few signs as of the end of the reporting period that the rate of inflation is poised to accelerate.A significant percentage of the U.S. economy’s manufacturing capacity reportedly remains unused, and the employment picture has improved only modestly. As a result, inflation concerns generally have remained muted, and short-term yields have hovered near historical lows.

We have continued to emphasize very short-term instruments, including corporate securities. However, we are monitoring the U.S. economy for signs of renewed inflationary pressures, and we may revise our strategies if inflation becomes more of a factor and interest rates begin to rise

February 17, 2004

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s returns would have been lower.

2	SOURCE: BLOOMBERG L.P. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Salomon Smith Barney 1-Year Treasury Benchmark-on-the-Run Index is an unmanaged index generally representative of the average yield on 1-year U.S. Treasury bills.The index does not take into account charges, fees and other expenses.Total return is calculated on a month-end basis.

The Fund 5

STATEMENT OF INVESTMENTS
January 31, 2004 (Unaudited)
	Principal
Bonds and Notes—73.4%	Amount ($)		Value ($)

Asset-Backed Ctfs./Health Care—1.7%
NPF XII,
Ser. 1999-1, Cl. A, 6.36%, 2005	6,000,000	[a,b,c]	1,291,200
Asset-Backed Ctfs./Home Equity Loans—5.6%
AAMES Mortgage Trust,
Ser. 1998-C, Cl. A2A, 5.912%, 2028	832,119		849,988
ABFS Mortgage Loan Trust,
Ser. 1997-2, Cl. A5, 7.125%, 2029	1,309,565		1,360,846
Conseco Finance Securitizations,
Ser. 2000-D, Cl. A3, 7.89%, 2018	536		540
Long Beach Mortgage Loan Trust,
Ser. 2003-3, Cl. A, 1.42%, 2033	1,664,454	[d]	1,666,360
Residential Asset Securities,
Ser. 1998-KS3, Cl. AI7, 5.98%, 2029	375,633		388,784
			4,266,518
Automotive—1.4%
Ford Motor Credit,
Notes, 7.5%, 2005	500,000		527,993
General Motors,
Notes, 6.25%, 2005	500,000		520,069
			1,048,062
Cable/Media—1.0%
Comcast Cable Communications,
Notes, 8.125%, 2004	750,000		761,189
Commercial Mortgage Pass-Through Ctfs.—12.6%
Banc of America Structured Notes,
Ser. 2002-1A, Cl. B, 5.62%, 2014	1,100,000	[a,d]	1,000,141
COMM:
Ser. 2000-FL2A, Cl. E, 2.09%, 2011	4,336,000	[a,d]	4,297,067
Ser. 2001-FL5A, Cl. G, 2.17%, 2013	2,000,000	[a,d]	1,928,019
CS First Boston Mortgage Securities,
Ser. 2001-CK3, Cl. A1, 5.26%, 2034	497,203		513,083
Morgan Stanley Dean Witter Capital I,
Ser. 2001-XLF, Cl. F, 3.06%, 2013	1,816,219	[a,d]	1,814,755
			9,553,065
Financial Services—.6%
International Lease Finance,
Notes, 8.375%, 2004	425,000		450,313

6

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Insurance—9.7%
ACE INA,
Sr. Notes, 8.2%, 2004	960,000		993,226
ASIF Global Financing,
Notes, 1.42%, 2006	4,866,000	[a,d]	4,868,433
MetLife,
Debs., 3.911%, 2005	750,000		770,278
Nationwide Mutual Insurance,
Notes, 6.5%, 2004	745,000	[a]	746,246
			7,378,183
Medical—.7%
Boston Scientific,
Notes, 6.625%, 2005	510,000		537,105
Oil & Gas—1.0%
Occidental Petroleum,
Sr. Notes, 6.5%, 2005	695,000		732,584
Real Estate Investment Trusts—1.2%
Developers Diversified Realty,
Medium-Term Notes, 6.94%, 2004	700,000		716,568
Excel Realty Trust,
Sr. Notes, 6.875%, 2004	165,000		170,499
			887,067
Residential Mortgage Pass-Through Ctfs.—3.9%
Residential Funding Mortgage Securities I:
Ser. 2001-S4, Cl. M1, 7.25%, 2031	1,474,133		1,523,811
Ser. 2001-S13, Cl. A1, 6.5%, 2016	144,510		146,952
Structured Asset Securities,
Ser. 2001-5, Cl.1A3, 6%, 2031	1,324,402		1,323,704
			2,994,467
Structured Index—3.1%
HSBC TIGERS:
Medium-Term Notes, Ser. 2003-2,
4.02%, 2008	1,000,000	[a,d,e]	995,500
Medium-Term Notes, Ser. 2003-3,
Cl. D-1, 4.02%, 2008	370,000	[a,d,e]	369,899
Medium-Term Notes,
Ser. 2003-4, 4.42%, 2008	1,000,000	[a,d,e]	1,002,000
			2,367,399

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Bonds and Notes (continued)		Amount ($)		Value ($)

Technology—7.0%
Meridian Funding,
Notes, 1.59%, 2009		5,300,000	[a,d]	5,299,237
U.S. Government Agencies—16.6%
Federal Home Loan Bank,
Bonds, 1.625%, 6/15/2005		4,605,000		4,610,130
Federal National Mortgage Association,
Notes, 2%, 1/15/2006		8,000,000		8,006,272
				12,616,402
U.S. Government Agencies/Mortgage-Backed—6.6%
Federal Home Loan Mortgage Corp.,
REMIC Trust, Gtd. Multiclass Mortgage Participation Ctfs.,
Ser. 2551, Cl. TA, 4.5%, 2/15/2018		2,093,331		2,112,649
Federal National Mortgage Association:
Ser. 2002-55, Cl. GD, 5.5%, 11/25/2015		1,798,391		1,834,793
Grantor Trust,
Ser. 1999-T1, Cl. A6, 6%, 1/25/2039		120,122		120,197
Government National Mortgage Association,
Ser. 2002-52, Cl. AG, 6%, 9/20/2029		961,058		974,558
				5,042,197
Utilities/Gas & Electric—.7%
KeySpan,
Sr. Notes, 7.25%, 2005		500,000		544,427
Total Bonds and Notes
(cost $	60,713,106)			55,769,415

Other Investments—6.6%		Shares		Value ($)

Registered Investment Companies:
Dreyfus Institutional Cash Advantage Fund		1,668,667	[f]	1,668,667
Dreyfus Institutional Cash Advantage Plus Fund		1,668,667	[f]	1,668,667
Dreyfus Institutional Preferred Plus Money Market Fund		1,668,666	[f]	1,668,666
Total Other Investments
(cost $	5,006,000)			5,006,000

8

			Principal
Short-Term Investments—19.8%			Amount ($)		Value ($)

Agency Discount Notes—19.7%
Federal National Mortgage Association:
1.06%, 3/10/2004			4,500,000		4,494,965
1.07%, 4/7/2004			3,500,000		3,493,134
1.126%, 6/2/2004			7,000,000		6,973,312
					14,961,411
U.S. Treasury Bills—.1%
.91%, 5/20/2004			60,000	[g]	59,838
.94%, 7/15/2004			40,000	[g]	39,825
					99,663
Total Short-Term Investments
(cost $	15,061,075)				15,061,074

Total Investments (cost $		80,780,181)	99.8%		75,836,489
Cash and Receivables (Net)			.2%		170,522
Net Assets			100.0%		76,007,011

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2004, these securities amounted to $23,612,497 or 31.1% of net assets.

b	Non-income producing—security in default.
c	The value of this security has been determined in good faith under the direction of the Board of Directors.
d	Variable rate security—interest rate subject to periodic change.
e	Securities linked to a portfolio of debt securities.
f	Investments in affiliated money market mutual funds—see Note 3(d).
g	Held by a broker as collateral for open financial futures positions.

See notes to financial statements.

The Fund 9

STATEMENT OF FINANCIAL FUTURES
January 31, 2004 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2004 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	108	12,131,438	March 2004	5,102
U.S. Treasury 10 Year Notes	29	3,289,688	March 2004	(37,195)
Financial Futures Short
90 Day Euro	76	18,686,500	September 2004	(13,300)
U.S. Treasury 2 Year Notes	86	18,447,000	March 2004	(26,789)
				(72,182)

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2004 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	80,780,181	75,836,489
Receivable for investment securities sold		563,145
Interest receivable		320,250
Paydowns receivable		93,126
Receivable for futures variation margin—Note 4		80,541
Prepaid expenses		12,900
		76,906,451

Liabilities ($):
Due to The Dreyfus Corporation and affiliates		4,286
Cash overdraft due to Custodian		842,606
Payable for shares of Common Stock redeemed		18,304
Accrued expenses		34,244
		899,440

Net Assets ( $)		76,007,011

Composition of Net Assets ($):
Paid-in capital		85,175,202
Accumulated distributions in excess of investment income—net		(71,167)
Accumulated net realized gain (loss) on investments		(4,081,150)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($72,182) net unrealized
(depreciation) on financial futures]		(5,015,874)

Net Assets ( $)		76,007,011
Net Asset Value Per Share
	Investor Shares	Institutional Shares

Net Assets ($)	29,760,153	46,246,858
Shares Outstanding	15,362,193	23,908,509

Net Asset Value Per Share ($)	1.94	1.93

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2004 (Unaudited)
Investment Income ($):
Interest		1,561,023
Cash dividends		29,225
Total Income		1,590,248
Expenses:
Management fee—Note 3(a)		110,535
Service fees (Investor Shares)—Note 3(b)		37,312
Registration fees		27,862
Prospectus and shareholders’ reports		13,727
Auditing fees		13,456
Legal fees		8,356
Shareholder servicing costs—Note 3(b)		5,995
Custodian fees—Note 3(b)		3,745
Directors’ fees and expenses—Note 3(c)		1,612
Miscellaneous		8,877
Total Expenses		231,477
Less—reduction in management fee due to
undertaking—Note 3(a)		(83,630)
Net Expenses		147,847
Investment Income—Net		1,442,401

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments		(1,354,234)
Net realized gain (loss) on financial futures		10,015
Net Realized Gain (Loss)		(1,344,219)
Net unrealized appreciation (depreciation) on investments
[including ($	472,550) net unrealized (depreciation) on financial futures]	398,078
Net Realized and Unrealized Gain (Loss) on Investments		(946,141)
Net Increase in Net Assets Resulting from Operations		496,260

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2004	Year Ended
	(Unaudited)	July 31, 2003

Operations ($):
Investment income—net	1,442,401	10,110,249
Net realized gain (loss) on investments	(1,344,219)	1,446,627
Net unrealized appreciation
(depreciation) on investments	398,078	(7,131,772)
Net Increase (Decrease) in Net Assets
Resulting from Operations	496,260	4,425,104

Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(443,358)	(1,933,626)
Institutional Shares	(1,263,809)	(10,067,831)
Total Dividends	(1,707,167)	(12,001,457)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	2,725,033	124,158,647
Institutional Shares	13,176,171	339,518,910
Dividends reinvested:
Investor Shares	395,329	1,796,515
Institutional Shares	369,557	1,750,406
Cost of shares redeemed:
Investor Shares	(3,370,554)	(108,947,482)
Institutional Shares	(132,466,238)	(422,398,938)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(119,170,702)	(64,121,942)
Total Increase (Decrease) in Net Assets	(120,381,609)	(71,698,295)

Net Assets ($):
Beginning of Period	196,388,620	268,086,915
End of Period	76,007,011	196,388,620
Undistributed (distributions in excess
of) investment income—net	(71,167)	193,599

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	January 31, 2004	Year Ended
	(Unaudited)	July 31, 2003

Capital Share Transactions:
Investor Shares
Shares sold	1,394,136	62,409,279
Shares issued for dividends reinvested	202,966	909,366
Shares redeemed	(1,725,347)	(55,249,523)
Net Increase (Decrease) in Shares Outstanding	(128,245)	8,069,122

Institutional Shares
Shares sold	6,750,657	171,170,592
Shares issued for dividends reinvested	189,571	886,754
Shares redeemed	(67,763,625)	(214,138,637)
Net Increase (Decrease) in Shares Outstanding	(60,823,397)	(42,081,291)

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	January 31, 2004	Year Ended July 31,

Investor Shares	(Unaudited)	2003	2002[a]

Per Share Data ($):
Net asset value, beginning of period	1.96	2.00	2.00
Investment Operations:
Investment income—net[b]	.02	.05	.05
Net realized and unrealized
gain (loss) on investments	(.01)	(.03)	.01
Total from Investment Operations	.01	.02	.06
Distributions:
Dividends from investment income—net	(.03)	(.06)	(.06)
Net asset value, end of period	1.94	1.96	2.00

Total Return (%)	.47[c]	1.12	2.82[c]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.45[d]	.45	.45[d]
Ratio of net investment income
to average net assets	2.42[d]	2.55	3.71[d]
Decrease reflected in above expense ratios due
to undertakings by The Dreyfus Corporation	.16[d]	.06	.44[d]
Portfolio Turnover Rate	125.07[c]	441.13	98.01[c]

Net Assets, end of period ($ x 1,000)	29,760	30,368	14,833

a From November 15, 2001 (commencement of operations) to July 31, 2002.

b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	January 31, 2004	Year Ended July 31,

Institutional Shares	(Unaudited)	2003	2002[a]

Per Share Data ($):
Net asset value, beginning of period	1.96	2.00	2.00
Investment Operations:
Investment income—net[b]	.02	.06	.06
Net realized and unrealized
gain (loss) on investments	(.02)	(.03)	—
Total from Investment Operations	.00	.03	.06
Distributions:
Dividends from investment income—net	(.03)	(.07)	(.06)
Net asset value, end of period	1.93	1.96	2.00

Total Return (%)	.06[c]	1.37	3.00[c]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.20[d]	.20	.20[d]
Ratio of net investment income
to average net assets	2.68[d]	2.77	4.10[d]
Decrease reflected in above expense ratios due
to undertakings by The Dreyfus Corporation	.15[d]	.06	.17[d]
Portfolio Turnover Rate	125.07[c]	441.13	98.01[c]

Net Assets, end of period ($ x 1,000)	46,247	166,020	253,254

a From November 15, 2001 (commencement of operations) to July 31, 2002.

b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Yield Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital with minimal changes in share price. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A. (“Mellon”), which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares which are sold to the public without a sales charge.

The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Investor and Institutional. Investor shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, the minimum initial investment and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S.Treasury Bills), financial futures and options) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid prices and the asked prices.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a

18

more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $2,281,578 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2003. If not applied, the carryover expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2003 was as follows: ordinary income $12,001,457. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) Indemnification: The fund enters into contracts that contain a variety of indemnification.The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to the arrangements.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended January 31, 2004, the fund did not borrow under the line of credit.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .20 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken from August 1, 2003 through January 31, 2004, to reduce the management fee paid by the fund, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings, service plan fees and extraordinary expenses, exceed an annual rate of .20 of 1% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $83,630 during the period ended January 31, 2004.

(b) Under the Investor Shares Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing the fund’s Investor Shares, for servicing shareholder accounts (“Servicing”) and for advertising and marketing relating to the fund’s Investor Shares.The Plan provides for payments to be made at an annual rate of .25 of 1% of the value of the average daily net assets of Investor Shares. The Distributor determines the amounts, if any, to be paid to Service Agents (a securities dealer, financial institution or other industry professional) under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended January 31, 2004, Investor Shares were charged $37,312 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2004, the fund was charged $2,659 pursuant to the transfer agency agreement.

The fund compensates Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2004, the fund was charged $3,745 pursuant to the custody agreement.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

20

(d) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds as shown in the fund’s Statement of Investments. Management fees are not charged to these money market mutual funds. During the period ended January 31, 2004, the fund derived $29,225 in income from these investments, which is included in dividend income in the fund’s Statement of Operations.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures, during the period ended January 31, 2004, amounted to $129,003,789 and $267,386,538, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains and losses. When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equiv-alents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at January 31, 2004, are set forth in the Statement of Financial Futures.

At January 31, 2004, accumulated net unrealized depreciation on investments was $4,943,692, consisting of $152,535 gross unrealized appreciation and $5,096,227 gross unrealized depreciation.

At January 31, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus Funds, alleging that the Investment Advisers improperly used assets of the Dreyfus Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus Funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the funds believe that any of the pending actions will have a material adverse affect on the funds or Dreyfus’ ability to perform its contract with the funds.

22

For More Information

Dreyfus
Institutional Yield
Advantage Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue

New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
By E-mail Send your request
to info@dreyfus.com
On the Internet Information
can be viewed online or
downloaded from:
http://www.dreyfus.com

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation 0049SA0104

Dreyfus Premier
Yield Advantage Fund

SEMIANNUAL REPORT January 31, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
13	Statement of Financial Futures
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
19	Financial Highlights
24	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

     Dreyfus Premier Yield Advantage Fund

LETTER FROM THE CHAIRMAN

The Fund

Dear Shareholder:

This semiannual report for Dreyfus Premier Yield Advantage Fund covers the six-month period from August 1, 2003, through January 31, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with Gerald E. Thunelius, portfolio manager and Director of the Dreyfus Taxable Fixed Income Team that manages the fund.

The bond market produced mixed results during the reporting period as investors adjusted to a stronger economic environment.As the U.S. economy gathered momentum, the more interest-rate-sensitive areas of the bond market began to retreat, giving back some of the gains achieved during the previous economic downturn. On the other hand, the bond market’s more credit-sensitive areas generally benefited from the stronger economy, producing more robust gains for corporate bonds.

While recent economic developments suggest to us that interest rates are more likely to rise in 2004 than to fall further, we continue to believe that bonds deserve a prominent place in most investors’ portfolios. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and tolerance for risk.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation

February 17, 2004

DISCUSSION OF FUND PERFORMANCE

Gerald E. Thunelius, Senior Portfolio Manager Dreyfus Taxable Fixed Income Team

How did Dreyfus Premier Yield Advantage Fund perform relative to its benchmark?

For the six-month period ended January 31, 2004, the fund achieved total returns of 0.06% for Class A shares, 0.18% for Class B shares, 0.05% for Class D shares, 0.55% for Class P shares and 0.43% for Class S shares.1 In comparison, the Salomon Smith Barney 1-Year Treasury Benchmark-on-the-Run Index, the fund’s benchmark, achieved a total return of 0.77% for the same period.2

In the absence of changes in monetary policy by the Federal Reserve Board (the “Fed”) during the reporting period, the fund continued to be influenced by low short-term interest rates. However, a strengthening U.S. economy led to concerns among investors that short-term rates might begin to climb, potentially eroding fixed-income performance. The fund produced lower returns than its benchmark, primarily because of relative weakness among the fund’s short-term corporate holdings, which are not represented in the benchmark.

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital, with minimal changes in share price. To pursue its goal, the fund invests only in investment-grade fixed-income securities of U.S. and foreign issuers or the unrated equivalent as determined by Dreyfus. These securities may include U.S. government bonds and notes, corporate bonds, asset-backed securities and mortgage-related securities.

To help reduce share price fluctuations, the fund seeks to keep the average effective duration — a measure of sensitivity to changing interest rates — of its overall portfolio at one year or less.Although we expect the fund’s average effective duration and its average effective

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

maturity — the amount of time until the fund’s holdings mature or are redeemed, on average — to follow one another closely, we may invest in securities with effective final maturities of any length.

When choosing securities for the fund, we analyze many factors in various fixed-income market sectors.We then decide how to allocate the fund’s assets across these sectors and in which securities to invest.

What other factors influenced the fund’s performance?

The fund was primarily affected during the reporting period by fundamental changes in investors’ economic expectations and the impact of those changes on the various sectors of the short-term bond market in which the fund invests.

Just weeks before the reporting period began, the Fed reduced short-term interest rates for the thirteenth consecutive time since January 2001, setting its target for the federal funds rate at 1%, a 45-year low. However, between the Fed’s interest-rate reduction in late June and the start of the reporting period on August 1, 2003, more definite signs of stronger economic growth emerged, and one of the most severe one-month declines in the history of the bond market ensued. Indeed, it was later revealed that the U.S. economy had expanded at a robust 8.2% annualized rate during the third quarter of 2003, lending credence to investors’ concerns that the Fed might raise short-term interest rates in an attempt to forestall potential inflationary pressures. These developments hurt U.S. government securities more severely than investment-grade corporate securities.

However, fixed-income investors’ inflation-related worries eased considerably during the fourth quarter, when it became clearer that the labor markets remained weak and the economic recovery was likely to be more moderate than many had feared. These expectations were later confirmed by the U.S. Commerce Department, which estimated that gross domestic product grew at an annualized 4.0% rate during the last quarter of 2003. For its part, the Fed repeatedly emphasized its intention to keep interest rates low “for a considerable period.” As investors’ inflation concerns waned, U.S. government securities rallied, outperforming their investment-grade corporate counterparts and causing the fund’s returns to lag its benchmark.

In this challenging market environment, we maintained the fund’s average duration in a range between 0.25 and 0.50 years, a strategy designed to limit the fund’s sensitivity to potentially rising interest rates. In addition, as investors’ inflation concerns ebbed, we positioned the fund to benefit from narrower yield differences along the short-term maturity spectrum, which helped boost the fund’s returns slightly.

What is the fund’s current strategy?

Although the economic recovery so far appears to be sustainable, we have seen few signs that the rate of inflation is poised to accelerate. A significant percentage of the U.S. economy’s manufacturing capacity reportedly remains unused, and the employment picture has improved only modestly. As a result, inflation concerns generally have remained muted, and short-term yields have hovered near historical lows.

As of the end of the reporting period, we have continued to emphasize very short-term instruments, including corporate securities. However, we are monitoring the U.S. economy for signs of renewed inflationary pressures, and we may revise our strategies if inflation becomes more of a factor and interest rates begin to rise.

February 17, 2004

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class S shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 31, 2004, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2	SOURCE: BLOOMBERG L.P. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Salomon Smith Barney 1-Year Treasury Benchmark-on-the-Run Index is an unmanaged index generally representative of the average yield on 1-year U.S. Treasury bills.The index does not take into account charges, fees and other expenses.Total return is calculated on a month-end basis.

The Fund

STATEMENT OF INVESTMENTS
January 31, 2004 (Unaudited)
	Principal
Bonds and Notes—88.8%	Amount ($)		Value ($)

Aircraft & Aerospace—.5%
United Technologies,
Notes, 6.625%, 2004	2,000,000		2,079,820
Asset-Backed Ctfs./Auto Loans—.1%
Navistar Financial Owner Trust,
Ser. 2001-A, Cl. B, 5.59%, 2008	312,423		320,127
Asset-Backed Ctfs./Business—1.6%
ACAS Business Loan Trust:
Ser. 2002-1A, Cl. B, 2.6%, 2012	1,917,371	[a,b]	1,927,150
Ser. 2002-2A, Cl. B, 2.7%, 2015	1,500,000	[a,b]	1,500,000
CapitalSource Commercial Loan Trust,
Ser. 2003-1A, Cl. B, 2.25%, 2012	2,750,000	[a,b]	2,757,040
			6,184,190
Asset-Backed Ctfs./Credit Cards—1.8%
Fingerhut Master Trust,
Ser. 2003-1, Cl. A, 2.72%, 2010	5,085,575	[a]	5,085,774
MBNA Master Credit Card Trust,
Ser. 1999-H, Cl. C, 7.45%, 2006	1,900,000	[a]	1,918,406
			7,004,180
Asset-Backed Ctfs./Health Care—.3%
NPF XII,
Ser. 1999-1, Cl. A, 6.36%, 2005	4,905,000	[a,c,d]	1,055,556
Asset-Backed Ctfs./Home Equity Loans—4.3%
AAMES Mortgage Trust,
Ser. 1998-C, Cl. A2A, 5.912%, 2028	519,458		530,614
ABFS Mortgage Loan Trust,
Ser. 1997-2, Cl. A5, 7.125%, 2029	897,052		932,180
Conseco Finance Securitizations:
Ser. 2000-D, Cl. A3, 7.89%, 2018	49		50
Ser. 2001-D, Cl. A4, 5.53%, 2032	11,000,000		11,165,890
Long Beach Mortgage Loan Trust,
Ser. 2003-3, Cl. A, 1.42%, 2033	4,161,135	[b]	4,165,900
			16,794,634
Automotive—1.9%
Delphi Automotive Systems,
Notes, 6.125%, 2004	600,000		606,017
Ford Motor Credit,
Notes, 7.5%, 2005	2,925,000		3,088,756
General Motors,
Notes, 6.25%, 2005	3,500,000		3,640,483
			7,335,256

6

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Banking—5.0%
Abbey National,
Medium-Term Notes, 6.69%, 2005	4,000,000		4,320,964
Deutsche Bank,
Notes, 2.13%, 2005	12,500,000	[b]	12,500,000
Washington Mutual,
Sr. Notes, 7.25%, 2005	2,500,000		2,699,820
			19,520,784
Cable/Media—1.7%
Comcast Cable Communications,
Notes, 8.125%, 2004	1,250,000		1,268,649
TCI Communications,
Sr. Notes, 8%, 2005	3,145,000		3,412,790
Turner Broadcasting,
Sr. Notes, 7.4%, 2004	1,850,000		1,850,000
			6,531,439
Commercial Mortgage Pass-Through Ctfs.—15.3%
Banc of America Large Loan:
Ser. 2002-FL1A, Cl. G, 2.62%, 2014	4,000,000	[a,b]	4,022,237
Ser. 2002-FL2A, Cl. H, 2.47%, 2014	2,204,005	[a,b]	2,187,475
Ser. 2002-FL2A, Cl. K1, 3.62%, 2014	1,037,575	[a,b]	1,013,257
Ser. 2002-FL2A, Cl. L1, 4.12%, 2014	5,839,535	[a,b]	5,644,275
Ser. 2003-BBA2, Cl. L, 2.311%, 2015	5,000,000	[a,b]	4,635,938
Banc of America Structured Notes:
Ser. 2002-1A, Cl. A, 4.12%, 2014	1,500,000	[a,b]	1,413,281
Ser. 2002-1A, Cl. B, 5.62%, 2014	2,200,000	[a,b]	2,000,281
Bear Stearns Commercial Mortgage Security,
Ser. 2003-BA1A, Cl. G, 2.7%, 2015	6,966,000	[a,b]	6,955,116
COMM:
Ser. 2000-FL2A, Cl. E, 2.09%, 2011	4,479,000	[a,b]	4,438,783
Ser. 2001-FL5A, Cl. G, 2.17%, 2013	3,700,000	[a,b]	3,566,835
Ser. 2002-FL7, Cl. G, 2.95%, 2014	9,000,000	[a,b]	8,969,275
CS First Boston Mortgage Securities,
Ser. 2001-CK3, Cl. A1, 5.26%, 2034	223,858		231,008
Morgan Stanley Dean Witter Capital I,
Ser. 2001-XLF, Cl. F, 3.04%, 2013	4,247,158	[a,b]	4,243,735
Wachovia Bank Commercial Mortgage Trust:
Ser. 2002-WHL, Cl. L, 4.1%, 2015	6,000,000	[a,b]	5,717,462
Ser. 2003-WHL2, Cl. J, 3.6%, 2013	5,000,000	[a,b]	5,015,507
			60,054,465

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Consumer—.6%
Gillette,
Notes, 3.75%, 2004	2,500,000	[a]	2,546,580
Financial Services—2.8%
Bombardier Capital,
Notes, 7.5%, 2004	2,550,000	[a]	2,634,619
Countrywide Home Loan,
Medium-Term Notes, Ser. F, 6.7%, 2005	4,000,000		4,212,704
General Electric Capital,
Medium-Term Notes, Ser. A, 2.85%, 2006	2,500,000		2,536,050
International Lease Finance,
Notes, 8.375%, 2004	850,000		900,627
John Deere Capital,
Medium-Term Notes, Ser. D, 1.77%, 2004	714,000	[b]	716,350
			11,000,350
Foreign/Governmental—6.0%
Export Development of Canada,
Notes, 2.375%, 2006	7,700,000		7,748,287
Kingdom of Spain,
Notes, 7%, 2005	325,000		348,701
Kingdom of Sweden,
Medium-Term Notes, 4.375%, 2005	3,883,000		4,056,958
New Zealand Government,
Medium-Term Notes, Ser. 2082-1, 6.25%, 2004	2,800,000		2,891,560
Province of Quebec,
Debs., Ser. NS, 8.625%, 2005	2,500,000		2,663,717
Republic of Finland,
Debs., 7.875%, 2004	2,865,000		2,958,614
United Mexican States,
Notes, 1.84%, 2009	3,000,000	[b]	3,022,500
			23,690,337
Health Care—2.0%
Boston Scientific,
Notes, 6.625%, 2005	2,730,000		2,875,091
Cardinal Health,
Notes, 6.5%, 2004	2,500,000		2,503,912
United Healthcare,
Sr. Notes, 1.77%, 2004	2,655,000	[a,b]	2,657,671
			8,036,674

8

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Insurance—3.9%
ACE INA,
Sr. Notes, 8.2%, 2004	2,040,000		2,110,604
ASIF Global Financing,
Notes, 1.42%, 2006	8,183,000	[a,b]	8,187,091
Marsh & McLennan,
Sr. Notes, 6.625%, 2004	1,450,000		1,477,902
MetLife,
Debs., 3.911%, 2005	2,000,000		2,054,074
Nationwide Mutual Insurance,
Notes, 6.5%, 2004	1,455,000	[a]	1,457,433
			15,287,104
Oil & Gas—2.3%
Baker Hughes,
Notes, 8%, 2004	1,500,000		1,527,045
Chevron,
Notes, 6.625%, 2004	3,000,000		3,105,174
Occidental Petroleum,
Sr. Notes, 6.5%, 2005	4,000,000		4,216,312
			8,848,531
Real Estate Investment Trusts—1.4%
New Plan Excel Realty Trust,
Sr. Notes, 7.75%, 2005	1,120,000		1,186,035
Summit Properties Partnerships,
Notes, 6.95%, 2004	4,250,000		4,342,965
			5,529,000
Residential Mortgage Pass-Through Ctfs.—3.5%
Residential Asset Mortgage Products,
Sec. 2002-SL1, Cl. AI1, 7%, 2032	415,190		419,887
Residential Funding Mortgage Securities I:
Sec. 2001-S4, Cl. M1, 7.25%, 2031	1,925,083		1,989,959
Sec. 2001-S4, Cl. M3, 7.25%, 2031	899,687		899,443
Sec. 2001-S13, Cl. A1, 6.5%, 2016	391,563		398,181
Structured Asset Securities:
Ser. 2000-3, Cl. 2A6, 8%, 2030	2,139,305		2,139,239
Ser. 2001-5, Cl. 1A3, 6%, 2031	1,810,016		1,809,062
Washington Mutual,
Ser. 2003-AR12, Cl. A3, 3.356%, 2034	4,400,000		4,375,131

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Residential Mortgage Pass-Through Ctfs. (continued)
Wells Fargo Mortgage Backed Securities Trust,
Ser. 2001-22, Cl. B2, 6%, 2031	1,756,344		1,773,662
			13,804,564
Retail—1.1%
CVS,
Notes, 5.5%, 2004	3,000,000		3,003,795
May Department Stores,
Notes, 7.15%, 2004	1,500,000		1,544,852
			4,548,647
Structured Index—1.4%
HSBC TIGERS:
Medium-Term Notes,
Ser. 2003-2, 4.02%, 2008	1,600,000	[a,b,e]	1,592,800
Medium-Term Notes,
Ser. 2003-3, Cl. D-1, 4.02%, 2008	593,000	[a,b,e]	592,838
Medium-Term Notes,
Ser. 2003-4, 4.42%, 2008	3,400,000	[a,b,e]	3,406,800
			5,592,438
Technology—2.8%
Meridian Funding,
Notes, 1.59%, 2009	11,000,000	[a,b]	10,998,416
Telecommunications—1.8%
British Telecommunications,
Notes, 7.875%, 2005	4,000,000		4,402,480
GTE Hawaiian Telephone,
First Mortgage Bonds, Ser. BB, 6.75%, 2005	2,750,000		2,894,249
			7,296,729
Textiles & Apparel—1.1%
Jones Apparel,
Sr. Notes, 7.5%, 2004	4,300,000		4,381,124
U.S. Government Agencies—16.2%
Federal Home Loan Bank,
Bonds, 1.625%, 6/15/2005	17,720,000		17,739,740
Federal National Mortgage Association,
Notes, 7%, 7/15/2005	25,000,000		26,940,275
SLM,
Conv. Bonds, 1.07%, 7/25/2035	19,000,000	[a,b]	18,926,850
			63,606,865

10

		Principal
Bonds and Notes (continued)		Amount ($)		Value ($)

U.S. Government Agencies/Mortgage-Backed—7.8%
Federal Home Loan Mortgage Corp.,
REMIC Trust, Gtd. Multiclass Mortgage Participation Ctfs.:
Ser. 2143, Cl. CU, 5.75%, 12/15/2024		551,531		551,987
Ser. 2551, Cl. TA, 4.5%, 2/15/2018		6,279,991		6,337,947
Ser. 2603, Cl. AC, 2%, 12/15/2008		571,506		571,414
Federal National Mortgage Association:
REMIC Trust, Gtd. Pass-Through Ctfs.:
Ser. 2002-55, Cl. GD, 5.5%, 11/25/2015		3,596,781		3,669,586
Ser. 2003-24, Cl. PG, 3.5%, 11/25/2009		8,766,963		8,876,679
Ser. 2003-49, Cl. JE, 3%, 4/25/2033		4,912,413		4,861,755
Grantor Trust, Ser. 1999-T1, Cl. A6, 6%, 1/25/2039		432,438		432,709
Government National Mortgage Association I,
Ser. 2002-52, Cl. AG, 6%, 9/20/2029		5,125,644		5,197,643
				30,499,720
Utilities/Gas & Electric—1.6%
Duke Energy,
Sr. Notes, 1.63%, 2005		2,000,000	[b]	2,004,922
KeySpan,
Sr. Notes, 7.25%, 2005		4,081,000		4,443,613
				6,448,535
Total Bonds and Notes
(cost $	352,609,967)			348,996,065

Other Investments—.6%		Shares		Value ($)

Registered Investment Companies:
Dreyfus Institutional Cash Advantage Fund		808,667	[f]	808,667
Dreyfus Institutional Cash Advantage Plus Fund		808,667	[f]	808,667
Dreyfus Institutional Preferred Plus Money Market Fund		808,666	[f]	808,666
Total Other Investments
(cost $	2,426,000)			2,426,000

		Principal
Short-Term Investments—8.8%		Amount ($)		Value ($)

Agency Discount Notes—8.7%
Federal National Mortgage Association:
1.08%, 5/5/2004		16,300,000		16,254,034
1.125%, 6/2/2004		18,000,000		17,931,375
				34,185,409

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

			Principal
Short-Term Investments (continued)			Amount ($)		Value ($)

U.S. Treasury Bills—.1%
.91%, 5/20/2004			320,000	[g]	319,136
.94%, 6/3/2004			200,000	[g]	199,386
					518,522
Total Short-Term Investments
(cost $	34,703,882)				34,703,931

Total Investments (cost $		389,739,849)	98.2%		386,125,996
Cash and Receivables (Net)			1.8%		6,912,514
Net Assets			100.0%		393,038,510

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2004, these securities amounted to $127,068,481 or 32.3% of net assets.

b	Variable rate security—interest rate subject to periodic change.
c	Non-income producing—security in default.
d	The value of this security has been determined in good faith under the direction of the Board of Directors.
e	Securities linked to a portfolio of debt securities.
f	Investments in affiliated money market mutual funds—See Note 3(e).
g	Partially held by a broker as collateral for open financial futures positions.

See notes to financial statements.

12

STATEMENT OF FINANCIAL FUTURES
January 31, 2004 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2004 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	588	66,048,937	March 2004	22,261
U.S. Treasury 10 Year Notes	146	16,561,875	March 2004	(189,425)
Financial Futures Short
90 Day Euro	693	170,391,375	September 2004	(182,717)
U.S. Treasury 2 Year Notes	392	84,084,000	March 2004	(146,125)
				(496,006)

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2004 (Unaudited)
				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			389,739,849		386,125,996
Cash					6,537,740
Interest receivable					2,610,100
Receivable for shares of Common Stock subscribed					762,804
Receivable for futures variation margin—Note 4					28,878
Prepaid expenses					64,502
					396,130,020

Liabilities ($):
Due to The Dreyfus Corporation and affiliates					271,891
Payable for shares of Common Stock redeemed					2,745,929
Accrued expenses					73,690
					3,091,510

Net Assets ( $)					393,038,510

Composition of Net Assets ($):
Paid-in capital					403,350,332
Accumulated distributions in excess of investment income—net					(864,105)
Accumulated net realized gain (loss) on investments					(5,337,858)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($496,006) net unrealized
(depreciation) on financial futures]					(4,109,859)

Net Assets ( $)					393,038,510

Net Asset Value Per Share
	Class A	Class B	Class D	Class P	Class S

Net Assets ($)	7,733,419	5,913,915	277,489,383	100,694,044	1,207,749
Shares Outstanding	3,901,121	3,001,362	141,261,024	51,105,647	612,969

Net Asset Value
Per Share ( $)	1.98	1.97	1.96	1.97	1.97

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2004 (Unaudited)
Investment Income ($):
Interest	5,356,211
Cash dividends	146,916
Total Income	5,503,127
Expenses:
Management fee—Note 3(a)	1,101,480
Shareholder servicing costs—Note 3(c)	665,430
Registration fees	54,393
Professional fees	28,816
Distribution fees—Note 3(b)	24,047
Prospectus and shareholders’ reports	16,116
Custodian fees—Note 3(c)	16,023
Directors’ fees and expenses—Note 3(d)	6,989
Miscellaneous	9,819
Total Expenses	1,923,113
Less—reduction in management fee due to
undertaking—Note 3(a)	(136,649)
Net Expenses	1,786,464
Investment Income—Net	3,716,663

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	320,332
Net realized gain (loss) on financial futures	(1,226,844)
Net Realized Gain (Loss)	(906,512)
Net unrealized appreciation (depreciation) on investments [including
($1,074,030) net unrealized (depreciation) on financial futures]	(1,267,241)
Net Realized and Unrealized Gain (Loss) on Investments	(2,173,753)
Net Increase in Net Assets Resulting from Operations	1,542,910

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2004	Year Ended
	(Unaudited)	July 31, 2003[a]

Operations ($):
Investment income—net	3,716,663	9,653,253
Net realized gain (loss) on investments	(906,512)	1,528,218
Net unrealized appreciation
(depreciation) on investments	(1,267,241)	(5,457,634)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,542,910	5,723,837

Dividends to Shareholders from ($):
Investment income—net:
Class A	(120,235)	(152,563)
Class B	(40,376)	(39,740)
Class D	(3,245,711)	(10,872,139)
Class P	(1,210,290)	(1,478,188)
Class S	(13,388)	(20,036)
Total Dividends	(4,630,000)	(12,562,666)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	2,117,979	21,802,281
Class B	2,269,596	9,466,309
Class D	93,544,342	352,218,739
Class P	73,628,325	215,788,350
Class S	142,150	4,335,681
Dividends reinvested:
Class A	91,928	114,190
Class B	36,867	33,986
Class D	2,915,721	9,693,475
Class P	997,805	1,250,597
Class S	12,056	19,554

16

	Six Months Ended
	January 31, 2004	Year Ended
	(Unaudited)	July 31, 2003[a]

Capital Stock Transactions ($) (continued):
Cost of shares redeemed:
Class A	(6,199,874)	(10,034,432)
Class B	(1,639,754)	(4,189,483)
Class D	(130,463,853)	(384,741,553)
Class P	(98,419,081)	(91,052,922)
Class S	(456,685)	(2,816,941)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(61,422,478)	121,887,831
Total Increase (Decrease) in Net Assets	(64,509,568)	115,049,002

Net Assets ($):
Beginning of Period	457,548,078	342,499,076
End of Period	393,038,510	457,548,078
Undistributed (distributions in
excess of) investment income—net	(864,105)	49,232

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	January 31, 2004	Year Ended
	(Unaudited)	July 31, 2003[a]

Capital Share Transactions:
Class Ab
Shares sold	1,060,709	10,867,599
Shares issued for dividends reinvested	46,173	57,092
Shares redeemed	(3,112,799)	(5,017,653)
Net Increase (Decrease) in Shares Outstanding	(2,005,917)	5,907,038

Class Bb
Shares sold	1,146,591	4,753,561
Shares issued for dividends reinvested	18,635	17,104
Shares redeemed	(829,223)	(2,105,306)
Net Increase (Decrease) in Shares Outstanding	336,003	2,665,359

Class D
Shares sold	47,362,909	176,389,077
Shares issued for dividends reinvested	1,478,620	4,867,872
Shares redeemed	(66,117,956)	(193,378,919)
Net Increase (Decrease) in Shares Outstanding	(17,276,427)	(12,121,970)

Class P
Shares sold	37,242,598	108,396,967
Shares issued for dividends reinvested	504,731	630,204
Shares redeemed	(49,801,126)	(45,867,727)
Net Increase (Decrease) in Shares Outstanding	(12,053,797)	63,159,444

Class S
Shares sold	71,747	2,178,964
Shares issued for dividends reinvested	6,097	9,859
Shares redeemed	(231,157)	(1,422,541)
Net Increase (Decrease) in Shares Outstanding	(153,313)	766,282

a The fund commenced offering five classes of shares on November 1, 2002.The existing shares were redesignated Class D shares and the fund added Class A, Class B, Class P and Class S shares.

  During the period ended January 31, 2004, 34,833 Class B shares representing $69,067 were automatically converted to 34,646 Class A shares and during the period ended July 31, 2003, there were no shares converted from Class B to Class A.

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	January 31, 2004	Year Ended
Class A Shares	(Unaudited)	July 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	2.00	2.00
Investment Operations:
Investment income—net[b]	.02	.03
Net realized and unrealized
gain (loss) on investments	(.02)	.01
Total from Investment Operations	.00	.04
Distributions:
Dividends from investment income—net	(.02)	(.04)
Net asset value, end of period	1.98	2.00

Total Return (%) [c,d]	.06	1.88

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[e]	.80	.80
Ratio of net investment income to average net assets[e]	1.75	1.48
Decrease reflected in above expense ratios
due to undertaking by The Dreyfus Corporation[e]	.36	.21
Portfolio Turnover Rate[d]	138.35	371.43

Net Assets, end of period ($ x 1,000)	7,733	11,802

a From November 1, 2002 (commencement of initial offering) to July 31, 2003.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	January 31, 2004	Year Ended
Class B Shares	(Unaudited)	July 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	1.98	2.00
Investment Operations:
Investment income—net[b]	.01	.01
Net realized and unrealized
gain (loss) on investments	(.01)	.00[c]
Total from Investment Operations	.00	.01
Distributions:
Dividends from investment income—net	(.01)	(.03)
Net asset value, end of period	1.97	1.98

Total Return (%) [d,e]	.18	.29

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[f]	1.55	1.55
Ratio of net investment income to average net assets[f]	.93	.74
Decrease reflected in above expense ratios
due to undertaking by The Dreyfus Corporation[f]	.10	.19
Portfolio Turnover Rate[e]	138.35	371.43

Net Assets, end of period ($ x 1,000)	5,914	5,290

a From November 1, 2002 (commencement of initial offering) to July 31, 2003.

b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

20

	Six Months Ended
	January 31, 2004	Year Ended July 31,

Class D Shares	(Unaudited)	2003[a]	2002[b]

Per Share Data ($):
Net asset value, beginning of period	1.98	2.01	2.00
Investment Operations:
Investment income—net[c]	.02	.04	.05
Net realized and unrealized
gain (loss) on investments	(.02)	(.02)	.01
Total from Investment Operations	.00	.02	.06
Distributions:
Dividends from investment income—net	(.02)	(.05)	(.05)
Net asset value, end of period	1.96	1.98	2.01

Total Return (%)	.05[d]	1.16	3.01[d]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.80[e]	.80	.75[e]
Ratio of net investment income
to average net assets	1.70[e]	2.10	3.37[e]
Decrease reflected in above expense ratios
due to undertakings by The Dreyfus Corporation	.06[e]	.05	.17[e]
Portfolio Turnover Rate	138.35[d]	371.43	96.09[d]

Net Assets, end of period ($ x 1,000)	277,489	313,644	342,499

a The fund commenced offering five classes of shares on November 1, 2002.The existing shares were redesignated Class D shares.

b	From November 15, 2001 (commencement of operations) to July 31, 2002.
c	Based on average shares outstanding at each month end.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	January 31, 2004	Year Ended
Class P Shares	(Unaudited)	July 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	1.98	2.00
Investment Operations:
Investment income—net[b]	.02	.03
Net realized and unrealized
gain (loss) on investments	(.01)	(.01)
Total from Investment Operations	.01	.02
Distributions:
Dividends from investment income—net	(.02)	(.04)
Net asset value, end of period	1.97	1.98

Total Return (%)[c]	.55	.85

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[d]	.80	.80
Ratio of net investment income to average net assets[d]	1.69	1.43
Decrease reflected in above expense ratios
due to undertaking by The Dreyfus Corporation[d]	.03	.06
Portfolio Turnover Rate[c]	138.35	371.43

Net Assets, end of period ($ x 1,000)	100,694	125,292

a From November 1, 2002 (commencement of initial offering) to July 31, 2003.

b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

22

	Six Months Ended
	January 31, 2004	Year Ended
Class S Shares	(Unaudited)	July 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	1.98	2.00
Investment Operations:
Investment income—net[b]	.01	.02
Net realized and unrealized
gain (loss) on investments	.00[c]	(.01)
Total from Investment Operations	.01	.01
Distributions:
Dividends from investment income—net	(.02)	(.03)
Net asset value, end of period	1.97	1.98

Total Return (%) [d,e]	.43	.65

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[f]	1.05	1.05
Ratio of net investment income to average net assets[f]	1.46	1.05
Decrease reflected in above expense ratios
due to undertaking by The Dreyfus Corporation[f]	.15	.18
Portfolio Turnover Rate[e]	138.35	371.43

Net Assets, end of period ($ x 1,000)	1,208	1,520

a From November 1, 2002 (commencement of initial offering) to July 31, 2003.

b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Yield Advantage Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital with minimal changes in share price. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A. (“Mellon”), which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 900 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (100 million shares authorized), Class B (50 million shares authorized), Class D (500 million shares authorized), Class P (200 million shares authorized) and Class S (50 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares and Class S shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share and Class S share redemptions made within six years of purchase and Class B shares automatically convert to Class A shares after six years. Class D and Class P shares are sold at net asset value per share only to institutional investors. Class A shares purchased at net asset value (an investment of $250,000 or more) will have a CDSC imposed on redemptions made within eighteen months of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

24

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S.Treasury Bills), financial futures and options) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid prices and the asked prices.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $3,308,447 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2003. If not applied, the carryover expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2003 was as follows: ordinary income $12,562,666. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) Indemnification: The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

26

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended January 31, 2004, the fund did not borrow under the line of credit.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken from August 1, 2003 through July 31, 2004, that if the aggregated expenses of the fund, exclusive of taxes, brokerage fees, 12b-1 distribution fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of .55 of 1% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.The reduction in management fee, pursuant to the undertaking, amounted to $136,649 during the period ended January 31, 2004.

During the period ended January 31, 2004, the Distributor retained $19,080 from commissions earned on sales of the fund’s Class A shares and $104,874 and $8,092 from contingent deferred sales charges on redemptions of the fund’s Class B and Class S shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class S shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B shares and .25 of 1% of the value of the average daily net assets of Class S shares. During the period ended January 31, 2004, Class B and Class S shares were charged $22,228 and $1,819, respectively, pursuant to the Plan.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A, Class B, Class D, Class P and Class S shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class B, Class D, Class P and Class S shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2004, Class A, Class B, Class D, Class P and Class S shares were charged $14,189, $7,409, $383,147, $144,176 and $1,819, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2004, the fund was charged $35,789 pursuant to the transfer agency agreement.

The fund compensates Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2004, the fund was charged $16,023 pursuant to the custody agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds as shown in the fund’s Statement of Investments. Management fees are not charged to these money market mutual funds. During the period ended January 31, 2004, the fund derived $146,916 in income from these investments, which is included in dividend income in the fund’s Statement of Operations.

28

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures, during the period ended January 31, 2004, amounted to $528,923,616 and $601,600,000, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains and losses. When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equiv-alents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at January 31, 2004, are set forth in the Statement of Financial Futures.

At January 31, 2004, accumulated net unrealized depreciation on investments was $3,613,853, consisting of $1,446,247 gross unrealized appreciation and $5,060,100 gross unrealized depreciation.

At January 31, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus Funds, alleging that the Investment Advisers improperly

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

used assets of the Dreyfus Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus Funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the funds believe that any of the pending actions will have a material adverse affect on the funds or Dreyfus’ ability to perform its contract with the funds.

30

For More Information

Dreyfus Premier
Yield Advantage Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone
Call your financial
representative or
1-800-554-4611
By mail Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation 0056SA0104

Dreyfus
Inflation Adjusted
Securities Fund

SEMIANNUAL REPORT January 31, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
7	Statement of Financial Futures
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

     Dreyfus Inflation Adjusted Securities Fund

The Fund

Dear Shareholder:

This semiannual report for Dreyfus Inflation Adjusted Securities Fund covers the six-month period from August 1, 2003, through January 31, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with Gerald E. Thunelius, portfolio manager and Director of the Dreyfus Taxable Fixed Income Team that manages the fund.

The bond market produced mixed results during the reporting period as investors adjusted to a stronger economic environment.As the U.S. economy gathered momentum, the more interest-rate-sensitive areas of the bond market began to retreat, giving back some of the gains achieved during the previous economic downturn. On the other hand, the bond market’s more credit-sensitive areas generally benefited from the stronger economy, producing more robust gains for corporate bonds.

While recent economic developments suggest to us that interest rates are more likely to rise in 2004 than to fall further, we continue to believe that bonds deserve a prominent place in most investors’ portfolios. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and tolerance for risk.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation

February 17, 2004

2

DISCUSSION OF FUND PERFORMANCE

Gerald E. Thunelius, Senior Portfolio Manager Dreyfus Taxable Fixed Income Team

How did Dreyfus Inflation Adjusted Securities Fund perform relative to its benchmark?

For the six-month period ended January 31, 2004, the fund’s Institutional shares achieved a total return of 6.92%, and its Investor shares achieved a total return of 6.79%.1 In comparison, the fund’s benchmark, the Lehman Brothers U.S. Treasury Inflation Protected Securities Index (the “Index”), achieved a total return of 8.10% for the same period.2

The market for inflation-protected securities experienced heightened volatility during the reporting period as the U.S. economy strengthened and investors’ inflation expectations rose sharply before easing more gradually.The fund produced lower returns than its benchmark, primarily because the fund had an overweight position of longer-term holdings relative to that of the Index during the summer of 2003, when the bond market experienced a sharp decline.

What is the fund’s investment approach?

The fund seeks returns that exceed the rate of inflation.To pursue this goal, the fund normally invests at least 80% of its assets in inflation-indexed securities, which are designed to protect investors from a loss of value due to inflation.

The fund invests primarily in high-quality, U.S. dollar-denominated, inflation-indexed securities.To a limited extent, the fund may invest in foreign currency-denominated, inflation-protected securities and other fixed-income securities not adjusted for inflation, including U.S. government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities.

While the fund seeks to keep its average effective duration — a measure of sensitivity to changing interest rates — between two and 10 years, it

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

may invest in securities with effective or final maturities of any length. Generally, we will adjust the fund’s holdings or its average duration based on actual or anticipated changes in interest rates or credit quality.

What other factors influenced the fund’s performance?

The fund was primarily affected during the reporting period by changes in the economic environment and resulting market volatility.

Just weeks before the reporting period began, the Federal Reserve Board (the “Fed”) reduced short-term interest rates for the thirteenth consecutive time since January 2001, and short-term rates fell to 1%, a 45-year low. However, between the Fed’s reduction of interest rates in late June and the start of the reporting period on August 1, 2003, more definite signs of stronger economic growth emerged, producing one of the most severe one-month declines in bond market history.As a result, both nominal U.S. Treasury securities and TIPS began the reporting period at prices reflecting investors’ concerns that the Fed might soon raise short-term interest rates in an attempt to forestall potential inflationary pressures. Indeed, it was later revealed that the U.S. economy had expanded at a robust 8.2% annualized rate during the third quarter of 2003.

However, fixed-income investors’ inflation-related worries eased considerably during the fourth quarter when it became clearer that the labor markets remained weak and the economic recovery was likely to be more moderate than many had feared. These expectations were later confirmed by the U.S. Commerce Department, which estimated that gross domestic product grew at an annualized 4.0% rate during the last quarter of 2003. For their part, the Fed repeatedly reiterated its commitment to keeping interest rates low “for a considerable period.” As inflation fears waned, nominal U.S.Treasury securities rallied, outperforming their inflation-protected counterparts.

In light of the Fed’s aggressively accommodative monetary policy, the fund began the reporting period with a “barbell” strategy in which inflation-protected bonds with 30-year maturities were balanced by shorter-term securities.This strategy was designed to take advantage of

4

what we believed to be more attractive values among longer-dated inflation-protected securities in a benign inflation environment. However, this posture increased the fund’s exposure to the market’s summertime decline.While this strategy also enabled the fund to more fully capture price gains as the market recovered, it was not enough to completely offset earlier underperformance.

What is the fund’s current strategy?

Although the economic recovery so far appears to be sustainable, we have seen few, if any, signs that the rate of inflation is poised to accelerate. A significant amount of manufacturing capacity in the U.S. economy reportedly remains unused, and the employment picture has improved only modestly. As a result, inflation concerns generally have continued to wane, and inflation-protected securities toward the shorter end of their maturity range appear to have fallen out of favor among investors.

Accordingly, by December 2003, we had removed our previous “barbell” strategy and put greater emphasis on shorter-term securities, which were selling at prices we considered relatively attractive.While we have continued to maintain our emphasis on shorter-term securities as of the end of the reporting period, we are monitoring the U.S. economy for signs of renewed inflationary pressures, and we may extend the fund’s average duration if inflation becomes more of a factor.

February 17, 2004

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 31, 2004, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2	SOURCE: LEHMAN BROTHERS INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S.Treasury Inflation Protected Securities Index is a sub-index of the U.S.Treasury component of the Lehman Brothers U.S. Government Index. Securities in the Lehman Brothers U.S.Treasury Inflation Protected Securities Index are dollar-denominated, non-convertible, publicly-issued, fixed-rate, investment-grade (Moody’s Baa3 or better) U.S.Treasury inflation notes, with at least one year to final maturity and at least $100 million par amount outstanding.

The Fund 5

STATEMENT OF INVESTMENTS

January 31, 2004 (Unaudited)

				Principal
Bonds and Notes—85.3%				Amount[a]	Value ($)

Foreign/Governmental—1.7%
Iceland Rikisbref,
Notes, 7.25%, 2013			ISK	7,470,000	104,154
U.S. Treasury Principal Strips—.1%
0%, 11/15/2026				20,000	5,874
U.S. Treasury Inflation Protection Securities—83.5%
1.875%, 7/15/2013				753,480 [b]	758,680
2%, 1/15/2014				1,000,000 [b]	1,013,594
3.375%, 4/15/2032				519,765 [b]	653,848
3.625%, 4/15/2028				1,996,435 [b,d]	2,514,264
Coupon Strips:
0%, 10/15/2028				10,000 [b,c]	10,643
0%, 4/15/2029				10,000 [b,c]	10,657
Principal Strips,
0%, 4/15/2029				150,000 [b]	97,728
					5,059,414
Total Bonds and Notes
(cost $	5,103,414)				5,169,442

Other Investments—14.5%				Shares	Value ($)

Registered Investment Companies:
Dreyfus Institutional Cash Advantage Fund				292,334 [e]	292,334
Dreyfus Institutional Cash Advantage Plus Fund				292,333 [e]	292,333
Dreyfus Institutional Preferred Plus Money Market Fund				292,333 [e]	292,333
Total Other Investments
(cost $	877,000)				877,000

Total Investments (cost $		5,980,414)		99.8%	6,046,442
Cash and Receivables (Net)				.2%	13,139
Net Assets				100.0%	6,059,581

a Principal amount stated in U.S. Dollars unless otherwise noted.

ISK—Icelandic Krona

b	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
c	Notional face amount shown.
d	Partially held by broker as collateral for open financial futures positions.
e	Investments in affiliated money market mutual funds—See Note 3(d).

See notes to financial statements.

6

STATEMENT OF FINANCIAL FUTURES
January 31, 2004 (Unaudited)
		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2004 ($)

Financial Futures Long
U.S. Treasury 30 Year Bonds	8	890,750	March 2004	(7,124)

See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2004 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	5,980,414	6,046,442
Interest receivable		34,746
Receivable for futures variation margin—Note 4		6,000
Prepaid expenses		14,205
Due from The Dreyfus Corporation		3,212
		6,104,605

Liabilities ($):
Cash overdraft due to Custodian		25,879
Accrued expenses		19,145
		45,024

Net Assets ( $)		6,059,581

Composition of Net Assets ($):
Paid-in capital		6,072,174
Accumulated distributions in excess of investment income—net		(22,356)
Accumulated net realized gain (loss) on investments		(49,483)
Accumulated net unrealized appreciation (depreciation) on investments
[including (	$7,124) net unrealized (depreciation) on financial futures]	59,246

Net Assets ( $)		6,059,581
Net Asset Value Per Share
	Investor Shares	Institutional Shares

Net Assets ($)	2,830,527	3,229,054
Shares Outstanding	226,749	258,684

Net Asset Value Per Share ($)	12.48	12.48

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2004 (Unaudited)
Investment Income ($):
Interest	71,130
Cash dividends	2,229
Total Income	73,359
Expenses:
Management fee—Note 3(a)	8,419
Registration fees	13,127
Auditing fees	13,038
Prospectus and shareholders' reports	7,692
Shareholder servicing costs—Note 3(b)	4,040
Custodian fees—Note 3(b)	2,451
Directors' fees and expenses—Note 3(c)	315
Legal fees	42
Miscellaneous	917
Total Expenses	50,041
Less—expense reimbursement from The Dreyfus Corporation
due to undertaking—Note 3(a)	(38,144)
Net Expenses	11,897
Investment Income—Net	61,462

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(50,524)
Net realized gain (loss) on financial futures	37,718
Net Realized Gain (Loss)	(12,806)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions [including ($7,124) net unrealized
(depreciation) on financial futures]	316,614
Net Realized and Unrealized Gain (Loss) on Investments	303,808
Net Increase in Net Assets Resulting from Operations	365,270

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2004	Year Ended
	(Unaudited)	July 31, 2003[a]

Operations ($):
Investment income—net	61,462	96,449
Net realized gain (loss) on investments	(12,806)	397,751
Net unrealized appreciation
(depreciation) on investments	316,614	(257,368)
Net Increase (Decrease) in Net Assets
Resulting from Operations	365,270	236,832

Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(43,574)	(79,822)
Institutional Shares	(46,612)	(84,081)
Net realized gain on investments:
lnvestor Shares	(181,230)	—
Institutional Shares	(179,376)	—
Total Dividends	(450,792)	(163,903)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	—	2,534,293
Institutional Shares	423,186	2,500,000
Dividends reinvested:
Investor Shares	224,804	79,822
Institutional Shares	225,988	84,081
Increase (Decrease) in Net Assets from
Capital Stock Transactions	873,978	5,198,196
Total Increase (Decrease) in Net Assets	788,456	5,271,125

Net Assets ($):
Beginning of Period	5,271,125	—
End of Period	6,059,581	5,271,125
Undistributed (distributions in excess of)
investment income—net	(22,356)	6,368

10

	Six Months Ended
	January 31, 2004	Year Ended
	(Unaudited)	July 31, 2003[a]

Capital Share Transactions:
Investor Shares
Shares sold	—	202,636
Shares issued for dividends reinvested	17,930	6,183
Net Increase (Decrease) in Shares Outstanding	17,930	208,819

Institutional Shares
Shares sold	34,151	200,000
Shares issued for dividends reinvested	18,018	6,515
Net Increase (Decrease) in Shares Outstanding	52,169	206,515

a From October 31, 2002 (commencement of operations) to July 31, 2003. See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	January 31, 2004	Period Ended
Investor Shares	(Unaudited)	July 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	12.69	12.50
Investment Operations:
Investment income—net[b]	.14	.23
Net realized and unrealized gain
(loss) on investments	.72	.35
Total from Investment Operations	.86	.58
Distributions:
Dividends from investment income-net	(.21)	(.39)
Dividends from net realized gain on investments	(.86)	—
Total Distributions	(1.07)	(.39)
Net asset value, end of period	12.48	12.69

Total Return (%)[c]	6.79	4.63

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[d]	.55	.55
Ratio of net investment income
to average net assets[d]	2.17	2.33
Decrease reflected in above expense
ratios due to undertakings by
The Dreyfus Corporation[d]	1.36	2.75
Portfolio Turnover Rate[c]	492.04	1,306.72

Net Assets, end of period ($ x 1,000)	2,831	2,650

a From October 31, 2002 (commencement of operations) to July 31 ,2003.

b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

12

	Six Months Ended
	January 31, 2004	Period Ended
Institutional Shares	(Unaudited)	July 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	12.69	12.50
Investment Operations:
Investment income—net[b]	.14	.25
Net realized and unrealized gain
(loss) on investments	.73	.35
Total from Investment Operations	.87	.60
Distributions:
Dividends from investment income-net	(.22)	(.41)
Dividends from net realized gain on investments	(.86)	—
Total Distributions	(1.08)	(.41)
Net asset value, end of period	12.48	12.69

Total Return (%)[c]	6.92	4.82

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[d]	.30	.30
Ratio of net investment income
to average net assets[d]	2.21	2.58
Decrease reflected in above expense
ratios due to undertakings by
The Dreyfus Corporation[d]	1.36	2.76
Portfolio Turnover Rate[c]	492.04	1,306.72

Net Assets, end of period ($ x 1,000)	3,229	2,621

a From October 31, 2002 (commencement of operations) to July 31 ,2003.

b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Inflation Adjusted Securities Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek returns that exceed the rate of inflation.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Bank, N.A. (“Mellon”), which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares which are sold to the public without a sales charge.

The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Investor and Institutional. Investor shares are subject to a shareholder services plan. Other differences between the classes include the services offered to and the expenses borne by each class, the minimum initial investment and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of January 31, 2004, MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation, held 223,827 Investor shares and 224,459 Institutional shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

14

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S.Treasury Bills), financial futures and options) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid prices and asked prices. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the differ-

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ence between the amount of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2003 was as follows: ordinary income $163,903. The tax character of current year distributions will be determined at the end of the current fiscal year.

16

(f) Indemnification: The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to the arrangements.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended January 31, 2004, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .30 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken from October 31, 2002 through July 31, 2004, that if the aggregated expenses of the fund, exclusive of taxes, brokerage fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of .30 of 1% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.The expense reimbursement, pursuant to the undertaking, amounted to $38,144 during the period ended January 31, 2004.

(b) Under the Investor Shares Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25 of 1% of the value of Investor Shares average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2004, Investor Shares were charged $3,478 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2004, the fund was charged $29 pursuant to the transfer agency agreement.

The fund compensates Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2004, the fund was charged $2,451 pursuant to the custody agreement.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) Pursuant to an exemptive order from the Securities and Exchange Comission, the fund may invest its available cash balances in affiliated money market mutual funds as shown in the fund’s Statement of Investments. Management fees are not charged to these money market mutual funds. During the period ended January 31, 2004, the fund derived $2,229 in income from these investments, which is included in dividend income in the fund’s Statement of Operations.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward currency exchange contracts and financial futures, during the period ended January 31, 2004, amounted to $24,212,376 and $24,475,920, respectively.

18

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At January 31, 2004, there were no open forward currency exchange contracts.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Contracts open at January 31, 2004, are set forth in the Statement of Financial Futures.

At January 31, 2004, accumulated net unrealized appreciation on investments was $66,028, consisting of $66,066 gross unrealized appreciation and $38 gross unrealized depreciation.

At January 31, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus Funds, alleging that the Investment Advisers improperly used assets of the Dreyfus Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus Funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the funds believe that any of the pending actions will have a material adverse affect on the funds or Dreyfus’ ability to perform its contract with the funds.

20

For More Information

Dreyfus
Inflation Adjusted
Securities Fund
200 Park Avenue
New York, NY 10166

Investment Adviser
The Dreyfus Corporation
200 Park Avenue

New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
By E-mail Send your request
to info@dreyfus.com
On the Internet Information
can be viewed online or
downloaded from:
http://www.dreyfus.com

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation 0588SA0104

Dreyfus Premier
Short Term
Income Fund

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
14	Statement of Financial Futures
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
23	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

     Dreyfus Premier Short Term Income Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier Short Term Income Fund covers the six-month period from August 1, 2003, through January 31, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with Gerald E. Thunelius, portfolio manager and Director of the Dreyfus Taxable Fixed Income Team that manages the fund.

The bond market produced mixed results during the reporting period as investors adjusted to a stronger economic environment.As the U.S. economy gathered momentum, the more interest-rate-sensitive areas of the bond market began to retreat, giving back some of the gains achieved during the previous economic downturn. On the other hand, the bond market’s more credit-sensitive areas generally benefited from the stronger economy, producing more robust gains for corporate bonds.

While recent economic developments suggest to us that interest rates are more likely to rise in 2004 than to fall further, we continue to believe that bonds deserve a prominent place in most investors’ portfolios. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and tolerance for risk.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
February 17, 2004

2

DISCUSSION OF FUND PERFORMANCE

Gerald E. Thunelius, Senior Portfolio Manager Dreyfus Taxable Fixed Income Team

How did Dreyfus Premier Short Term Income Fund perform relative to its benchmark?

For the six-month period ended January 31, 2004, the fund achieved total returns of 0.97% for Class A shares, 0.65% for Class B shares, 1.01% for Class D shares and 1.07% for Class P shares.1 In comparison, the fund’s benchmark, the Merrill Lynch Corporate and Government (1-5 years) Index (the “Index”), achieved a total return of 2.17% for the same period.2

After three years of above-average returns, the bond market’s performance moderated during the reporting period while the economy strengthened. The fund produced lower returns than the Index, primarily because of its relatively defensive duration posture, which was designed to manage risks in a volatile market.

What is the fund’s investment approach?

The fund seeks to maximize total returns consisting of capital appreciation and current income. At least 80% of the fund must be invested in investment-grade bonds, including U.S. government and agency securities, corporate bonds and mortgage- and asset-backed securities. Up to 20% of the fund may be invested in securities rated below investment grade, including emerging market securities. Average effective maturity and average effective duration are kept at three years or less.

When choosing investments for the fund, we evaluate four primary factors:

  The direction in which interest rates are likely to move under prevailing economic conditions. If interest rates appear to be rising, we generally reduce the fund’s average duration to capture higher-yielding securities as they become available. If interest rates appear to be declining, we may increase the fund’s average duration to lock in prevailing yields.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

  The difference in yields — or spreads — between fixed-income securities of varying maturities.
  The mix of security types within the fund, including relative exposure to government securities, corporate securities and high-yield bonds.
  Credit and cash flow characteristics of individual securities, including the financial health of the issuer and the callability of the security.

What other factors influenced the fund’s performance?

The fund was primarily influenced during the reporting period by a strengthening economy and investors’ changing expectations regarding short-term interest rates. Indeed, after shifting from general weakness earlier in 2003 to a more robust rate of growth, investors spent much of the reporting period adjusting to a new economic climate. In July, just before the reporting period began, and in early August, after the start of the reporting period, expectations of stronger economic growth proved to be harmful to the prices of U.S. government securities. Fortunately, we set the fund’s average duration in a range that was shorter than average, helping to reduce its sensitivity to heightened market volatility. However, this relatively defensive duration posture also limited the fund’s participation in the rebound that followed the market’s summertime decline.

Corporate bonds remained strong through the end of the year as they generally respond more to investors’ perceptions of underlying business conditions than to interest-rate expectations. Gains were particularly robust for lower-rated corporate securities, including high-yield bonds. Because the fund emphasized corporate securities early in the reporting period, it participated in the sector’s overall strength.The fund’s corporate bond holdings were diversified across various industry groups, with less emphasis on sectors, such as banking, that tend to fare poorly when interest rates rise. However, the fund’s holdings were primarily comprised of investment-grade credits, and its high-yield holdings were relatively small. As a result, the fund did not participate fully in the rally at the lower end of the credit-quality spectrum.

4

The fund offset some of the weakness experienced in other market sectors with positive contributions to performance from its investments in foreign currency markets. Because the U.S. dollar weakened relative to most major currencies over the reporting period, the fund posted strong returns from its investments in the euro and the currencies of other nations, such as Canada, New Zealand and Australia. The fund also held a modest position in securities that are sensitive to changes in the prices of commercial mortgage-backed securities, enabling it to participate in that sector’s relative values.

What is the fund’s current strategy?

After their strong rally, corporate bonds reached price levels we considered fully valued.Accordingly, we have reduced the fund’s exposure to corporate bonds and increased its holdings of U.S. government securities, moving toward a sector-allocation strategy that more closely approximates the composition of the Index. In addition, we have eliminated most of the fund’s foreign currency investments, locking in their gains. Finally, because of the risk that stronger economic growth may lead to higher short-term interest rates, we have continued to maintain the fund’s average duration in a range we consider shorter than average. We believe that these strategies should enable the fund to weather potential volatility as the bond market continues to adjust to a more robust economic environment.

February 17, 2004

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Merrill Lynch Corporate and Government (1-5 years) Index is an unmanaged performance benchmark including U.S. government and fixed-coupon domestic investment-grade corporate bonds with maturities greater than or equal to one year and less than five years.

The Fund 5

STATEMENT OF INVESTMENTS
January 31, 2004 (Unaudited)
	Principal
Bonds and Notes—79.1%	Amount [a]	Value ($)

Airlines—.3%
American Airlines,
Notes, 3.857%, 2010	2,309,515	2,323,742
USAir,
Enhanced Equipment Notes, Ser. C, 8.93%, 2009	1,092,319 [b]	10,923
		2,334,665
Asset-Backed Ctfs.—Automobile Receivables—.4%
Navistar Financial Corp. Owner Trust,
Ser. 2001-A, Cl. B, 5.59%, 2008	3,007,077	3,081,227
Asset-Backed Ctfs.—Credit Cards—1.0%
MBNA Master Credit Card Trust,
Ser. 1999-H, Cl. C, 7.45%, 2006	8,100,000 [c]	8,178,469
Asset-Backed Ctfs.—Equipment—.0%
Aircraft Lease Portfolio Securitization 1996-1,
Pass-Through Trust, Ctfs.,
Cl. D, 12.75%, 2006	3,656,077 [b]	36,561
Asset-Backed Ctfs.—Home Equity Loans—1.6%
Ameriquest Mortgage Securities,
Ser. 2003-IA1, Cl. A4, 4.965%, 2033	7,000,000	7,000,000
Conseco Finance Securitizations:
Ser. 2000-D, Cl. A3, 7.89%, 2018	898	905
Ser. 2000-E, Cl. A5, 8.02%, 2031	5,592,243	5,758,053
		12,758,958
Asset-Backed Ctfs.—Other—1.2%
ACAS Business Loan Trust:
Ser. 2002-1A, Cl. B, 2.6%, 2012	4,260,825 [c,d]	4,282,555
Ser. 2002-2A, Cl. B, 2.7%, 2015	2,500,000 [c,d]	2,500,000
Capitalsource Commercial Loan Trust,
Ser. 2003-1A, Cl. B, 2.25%, 2012	1,250,000 [c,d]	1,253,250
NPF XII,
Ser. 1999-1, Cl. A, 6.36%, 2005	9,700,000 [b,c,e]	2,087,440
		10,123,245
Auto Manufacturing—.7%
DaimlerChrysler,
Notes, 6.4%, 2006	5,000,000	5,375,560
Banking—3.1%
Abbey National,
Capital Notes, 7.35%, 2049	4,403,000	4,875,794

6

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Banking (continued)
Deutsche Bank:
Deposit Notes, 2.13%, 2005	7,500,000 [d]	7,500,000
Deposit Notes, 4.85%, 2006	10,000,000	9,950,000
Northern Trust,
Notes, 2.875%, 2006	2,610,000	2,628,729
Regions Bank Of Alabama,
Notes, 2.9%, 2006	250,000	251,811
		25,206,334
Commercial Mortgage Pass-Through Ctfs.—5.6%
Bank of America Structured Notes,
Ser. 2002-1A, Cl. B, 5.62%, 2014	12,700,000 [c,d]	11,547,078
COMM,
Ser. 2000-FL2A, Cl. E, 2.09%, 2011	10,150,000 [c,d]	10,058,862
CS First Boston Mortgage Securities,
Ser. 1998-C1, Cl. A1A, 6.26%, 2040	4,503,352	4,704,842
Commerical Mortgage Pass-Through Ctfs.,
Ser. 2001-ZC1A, Cl. A, 6.355%, 2006	9,697,796 [c]	10,212,991
Morgan Stanley Dean Witter Capital I,
Ser. 2001-XLF, Cl. F, 3.04%, 2013	6,199,068 [c,d]	6,194,072
Wachovia Bank Commercial Mortgage Trust,
Ser. 2002-WHL, Cl.L, 4.1%, 2015	2,900,000 [c,d]	2,763,440
		45,481,285
Consumer Products—.3%
Gillette,
Notes, 5.75%, 2005	2,485,000	2,637,832
Diversified Financial Services—10.3%
CIT Group,
Sr. Notes, 3.875%, 2008	4,300,000 [f]	4,319,531
Capital One Bank,
Notes, 4.25%, 2008	5,000,000 [f]	5,067,430
Fondo LatinoAmericano De Reservas,
Notes, 3%, 2006	5,345,000 [c]	5,381,325
Ford Motor Credit,
Notes, 1.37%, 2007	7,570,000 [d]	7,371,287
GMAC,
Medium-Term Notes, 2.02%, 2007	5,000,000 [d]	5,004,760

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Diversified Financial Services (continued)
Meridian Funding,
Notes, 1.59%, 2009	15,000,000 [c,d]	14,997,840
Power Receivable Finance,
Sr. Notes, 6.29%, 2012	6,462,618 [c]	6,853,671
SLM,
Bonds, 1.07%, 2035	34,000,000 [c,d,f]	33,869,100
Toyota Motor Credit,
Medium-Term Notes, 2.8%, 2006	500,000	509,904
		83,374,848
Electric Utilities—3.0%
Entergy Arkansas,
First Mortgage, 6.125%, 2005	4,900,000	5,146,034
Florida Power & Light,
First Mortgage, 6.875%, 2005	6,525,000	7,085,263
Monongahela Power,
First Mortgage, 5%, 2006	2,950,000	3,012,687
Power Contract Financing,
Pass-Through Ctfs., 5.2%, 2006	5,000,000 [c]	5,114,385
SCANA,
Sr. Notes, 1.62%, 2006	3,950,000 [d]	3,952,492
		24,310,861
Entertainment—.1%
International Game Technology,
Sr. Notes, 7.875%, 2004	881,000	895,447
Food & Beverages—.9%
Brown-Forman,
Notes, 2.125%, 2006	2,425,000	2,421,576
Tyson Foods,
Notes, 7.25%, 2006	4,835,000	5,299,764
		7,721,340
Foreign Governmental—9.1%
Export Development Canada,
Notes, 2.375%, 2006	13,120,000	13,202,276
Kingdom of Sweden,
Notes, 4.375%, 2005	7,323,000	7,651,070
Province of Quebec,
Debs., Ser. NS, 8.625%, 2005	4,230,000	4,507,010

8

		Principal
Bonds and Notes (continued)		Amount[a]	Value ($)

Foreign Governmental (continued)
Republic of Argentina,
Debs., 11.25%, 2004		500 [b]	110
Republic of Austria,
Sr. Notes, 5.5%, 2006		3,600,000	3,864,600
Republic of Chile
Notes, 1.52%, 2008		7,090,000 [d,f]	7,066,958
Republic of Finland,
Debs., 7.875%, 2004		5,402,000	5,578,510
Spanish Treasury,
Bonds, 3.2%, 2006	EUR	22,785,000	28,764,145
United Mexican States,
Notes, 1.84%, 2009		3,000,000 [d]	3,022,500
			73,657,179
Gaming & Lodging—.2%
Caesars Entertainment,
Sr. Notes, 7%, 2004		1,400,000	1,433,250
Health Care—2.0%
American Home Products,
Notes, 5.875%, 2004		925,000 [d]	930,006
Boston Scientific,
Notes, 6.625%, 2005		5,300,000	5,581,679
HCA:
Notes, 5.25%, 2008		4,000,000 [f]	4,131,188
Notes, 7.15%, 2004		1,610,000	1,620,149
UnitedHealth,
Sr. Notes, 3.3%, 2008		3,875,000	3,871,075
			16,134,097
Manufacturing—.5%
Tyco International,
Gtd. Notes, 5.8%, 2006		3,494,000	3,696,495
Media—2.7%
America Online,
Conv. Sub. Notes, 0%, 2019		6,229,000	3,947,629
British Sky Broadcasting,
Notes, 7.3%, 2006		4,880,000	5,437,496
Grupo Televisa,
Sr. Notes, 8.625%, 2005		4,000,000	4,395,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Media (continued)
Liberty Media,
Notes, 3.5%, 2006	2,500,000 [f]	2,514,620
Media General,
Notes, 6.95%, 2006	5,000,000	5,368,750
		21,663,495
Mining & Metal—.6%
Noranda,
Debs., 7%, 2005	4,550,000	4,798,271
Oil & Gas—3.7%
BP Capital Markets,
Notes, 2.75%, 2006	4,600,000 [f]	4,627,499
ConocoPhillips,
Sr. Notes, 5.9%, 2004	10,000,000	10,092,860
Occidental Petroleum,
Notes, 4%, 2007	3,115,000	3,164,058
Sempra Energy,
Notes, 6.925%, 2004	5,000,000	5,107,035
Transocean Sedco Forex,
Notes, 6.75%, 2005	7,000,000	7,366,674
		30,358,126
Paper & Forest Products—.6%
Weyerhaeuser,
Notes, 5.5%, 2005	4,750,000	4,943,031
Property-Casualty Insurance—3.0%
ACE INA,
Gtd. Notes, 8.2%, 2004	4,000,000	4,138,440
ASIF Global Financing,
Notes, 1.42%, 2006	13,255,000 [c,d]	13,261,627
CNA Financial,
Notes, 6.5%, 2005	5,129,000	5,318,773
Nationwide Mutual Insurance,
Surplus Notes, 6.5%, 2004	1,800,000 [c]	1,803,010
		24,521,850
Real Estate Investment Trusts—2.8%
Highwoods,
Exercisable Put Option Securities, 7.19%, 2004	7,500,000 [c]	7,559,738
New Plan Excel Realty Trust,
Sr. Notes, 6.875%, 2004	11,575,000	11,960,783

10

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Real Estate Investment Trusts (continued)
Rouse,
Notes, 8.43%, 2005	2,700,000	2,884,613
Summit Properties Partnership,
Notes, 6.95%, 2004	750,000	766,406
		23,171,540
Retail—.2%
Dillard’s,
Notes, 6.43%, 2004	1,950,000	1,969,500
Structured Index—2.5%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	11,690,000 [c,g]	11,690,000
HSBC TIGERS:
Medium-Term Notes, 4.42%, Ser. 2003-4, 2008	5,000,000 [c,d,h]	5,010,000
Medium-Term Notes, 6.17%, Ser. 2003-7, 2008	3,500,000 [c,d,h]	3,512,250
		20,212,250
Telecommunications—2.6%
AT&T,
Sr. Notes, 7.25%, 2006	5,082,000 [d]	5,651,448
British Telecommunications,
Notes, 7.875%, 2005	6,500,000 [d]	7,154,030
France Telecom,
Notes, 8.45%, 2006	4,000,000 [d]	4,434,812
SBC Communications,
Notes, 5.75%, 2006	4,000,000 [f]	4,285,844
		21,526,134
Tobacco—.6%
Altria,
Notes, 7%, 2005	4,960,000	5,239,843
U.S. Government—.1%
U.S. Treasury Notes:
4.25%, 11/15/2013	740,000 [l]	746,934
U.S. Government Agencies—9.5%
Federal Home Loan Banks,
Bonds, 1.625%, 6/15/2005	28,490,000	28,521,738
Federal National Mortgage Association,
Notes, 7%, 7/15/2005	45,000,000	48,492,495
		77,014,233

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

U.S. Government Agencies/Mortgage-Backed—9.9%
Federal Home Loan Mortgage Corp.,
6.5%, 3/1/2032-6/1/2032	2,614,470	2,746,815
REMIC, Gtd. Multiclass Mortgage Participation Cfts.:
Ser. 2143, Cl. CU, 5.75%, 12/15/2024	1,103,063	1,103,975
Ser. 2603, Cl. AC, 5.5%, 12/15/2008	714,383	714,267
(Interest Only Obligation):
Ser. 1987, Cl. PI, 7%, 9/15/2012	429,495 [i]	51,187
Ser. 1999, Cl. PW, 7%, 8/15/2026	364,870 [i]	4,247
Ser. 2048, Cl. PJ, 7%, 4/15/2028	679,914 [i]	96,235
Ser. 2510, Cl. PI, 5.5%, 9/15/2020	1,748,601 [i]	21,723
Ser. 2550, Cl. IO, 5.5%, 6/15/2027	18,934,377 [i]	1,366,825
Ser. 2615, Cl. IE, 5.5%, 9/15/2029	10,945,908 [i]	1,734,489
Ser. 2646, Cl. IL, 5%, 8/15/2023	32,882,388 [i]	3,681,923
Federal National Mortgage Association:
3.5%, 12/1/2033	18,377,156 [d]	18,589,963
5%	15,000,000 [j]	14,906,250
5.759%, 2/1/2029	94,325 [d]	97,862
REMIC, Trust, Gtd. Pass-Through Ctfs.:
Ser. 2003-49, Cl. JE, 3%, 3/1/2031	2,456,207	2,430,877
(Interest Only Obligation):
Ser. 2001-27, Cl. BI, 6.5%, 8/25/2029	41,556 [i]	18
Ser. 2001-72, Cl. IA, 6%, 3/25/2030	547,242 [i]	30,000
Ser. 2002-55, Cl. IJ, 6%, 4/25/2028	3,878,388 [i]	109,454
Ser. 2003-7, Cl. IQ, 5.5%, 3/25/2029	17,465,272 [i]	3,765,100
Governmnet National Mortgage Association I:
5.5%	10,000,000 [j]	10,212,500
6%	14,000,000 [j]	14,603,680
6.5%, 6/15/2032	1,773,632	1,872,832
Project Loan,
8%, 9/15/2008	773,609	814,223
Government National Mortgage Association II:
3.25%, 4/20/2030	1,047,715 [d]	1,047,966
7%, 12/20/2030-4/20/2031	144,169	153,370
7.5%, 11/20/2029-12/20/2030	146,351	156,094
		80,311,875
Total Bonds and Notes
(cost $654,940,249)		642,914,735

12

Other Investments—17.5%			Shares		Value ($)

Registered Investment Companies:
Dreyfus Institutional Cash Advantage Fund			47,461,000	[k]	47,461,000
Dreyfus Institutional Cash Advantage Plus Fund			47,461,000	[k]	47,461,000
Dreyfus Institutional Preferred Plus Money Market Fund			47,461,000	[k]	47,461,000
Total Other Investments
(cost $	142,383,000)				142,383,000

			Principal
Short-Term Investments—9.4%			Amount ($)		Value ($)

Agency Discount Notes;
Federal National Mortgage Association:
1.06%, 3/03/2004			25,690,000		25,666,551
1.06%, 4/13/2004			33,500,000		33,428,980
1.08%, 5/05/2004			17,500,000		17,450,650
Total Short-Term Investments
(cost $	76,546,181)				76,546,181

Investment of Cash Collateral
for Securities Loaned—3.7%			Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	29,795,320)		29,795,320	[j]	29,795,320

Total Investments (cost $		903,664,750)	109.7%		891,639,236
Liabilities, Less Cash and Receivables			(9.7%)		(78,723,449)
Net Assets			100.0%		812,915,787
a Principal amount stated in U.S Dollars unless otherwise noted. EUR—Euro
b	Non-income producing—security in default.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2004, these securities amounted to $168,131,103 or 20.7% of net assets.

d	Variable rate security—interest rate subject to periodic change.
e	The value of these securities has been determined in good faith under the direction of the Board of Trustees.
f	All or a portion of these securities are on loan.At January 31, 2004, the total market value of the fund’s securities on loan is $29,159,465 and the total market value of the collateral held by the fund is $29,795,320.

g	Security linked to the Goldman Sachs Non Energy-Excess Return Index.
h	Security linked to a portfolio of debt securities.
i	Notional face amount shown.
j	Purchased on a forward commitment basis.
k	Investments in affiliated money market mutual funds—See Note 3(e).
l	Wholly held by broker as collateral for open financial futures positions.

See notes to financial statements.

The Fund 13

STATEMENT OF FINANCIAL FUTURES
January 31, 2004 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2004 ($)

Financial Futures Long
U.S. Treasury 10 Year Note	2,177	246,953,438	March 2004	(812,424)
U.S. Treasury 30 Year Bond	633	70,480,594	March 2004	(50,096)
Financial Futures Short
Euro Dollar	392	96,383,000	September 2004	(151,654)
U.S. Treasury 2 Year Note	1,360	291,720,000	March 2004	14,409
U.S. Treasury 5 Year Note	1,866	209,604,281	March 2004	(931,094)
				(1,930,859)

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2004 (Unaudited)
		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan, valued at $	29,159,465)	903,664,750	891,639,236
Cash denominated in foreign currencies		12,449	12,164
Receivable for investment securities sold			36,890,237
Dividends and interest receivable			5,412,340
Receivable for shares of Common Stock subscribed			1,332,089
Receivable for futures variation margin—Note 4			390,396
Prepaid expenses			51,583
			935,728,045

Liabilities ($):
Due to The Dreyfus Corporation and affiliates			593,140
Cash overdraft due to custodian			29,608,298
Payable for investment securities purchased			57,894,244
Liability for securities on loan—Note 1(c)			29,795,320
Payable for shares of Common Stock redeemed			3,129,442
Net unrealized depreciation on forward
currency exchange contracts—Note 4			1,088,280
Payable to broker for swaps closed			285,027
Unrealized depreciation on swaps—Note 4			164,009
Accrued expenses and other liabilities			254,498
			122,812,258

Net Assets ( $)			812,915,787

Composition of Net Assets ($):
Paid-in capital			877,839,215
Accumulated distributions in excess of investment income—net			(4,988,040)
Accumulated net realized gain (loss) on investments			(44,705,913)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions [including ($1,930,859) net unrealized
(depreciation) on financial futures and ($164,009) net unrealized
(depreciation) on swap transactions]			(15,229,475)

Net Assets ( $)			812,915,787
Net Asset Value Per Share
	Class A	Class B	Class D	Class P

Net Assets ($)	19,699,465	13,558,254	741,474,111	38,183,957
Shares Outstanding	1,724,920	1,187,995	64,975,029	3,342,775

Net Asset Value Per Share ($)	11.42	11.41	11.41	11.42

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2004 (Unaudited)

Investment Income ($):
Interest		12,314,127
Cash dividends		298,078
Income from securities lending		42,152
Total Income		12,654,357
Expenses:
Management fee—Note 3(a)		2,153,822
Shareholder servicing costs—Note 3(c)		1,263,702
Custodian fees—Note 3(c)		105,960
Registration fees		57,592
Professional fees		44,159
Distribution fees—Note 3(b)		32,856
Prospectus and shareholders’ reports		31,853
Interest expense—Note 2		3,172
Directors’ fees and expenses—Note 3(d)		3,031
Miscellaneous		19,899
Total Expenses		3,716,046
Investment Income—Net		8,938,311

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions		4,689,509
Net realized gain (loss) on forward currency exchange contracts		(2,343,445)
Net realized gain (loss) on financial futures		(8,591,840)
Net realized gain (loss) on swaps		(357,646)
Net Realized Gain (Loss)		(6,603,422)
Net unrealized appreciation (depreciation) on investments and
foreign currency transactions [including ($	1,930,859)
net unrealized (depreciation) on financial futures and
	($29,848) net unrealized (depreciation) on swap transactions]	6,423,753
Net Realized and Unrealized Gain (Loss) on Investments		(179,669)
Net Increase in Net Assets Resulting from Operations		8,758,642

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2004	Year Ended
	(Unaudited)	July 31, 2003[a]

Operations ($):
Investment income—net	8,938,311	33,505,611
Net realized gain (loss) on investments	(6,603,422)	(4,221,344)
Net unrealized appreciation
(depreciation) on investments	6,423,753	(3,643,809)
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,758,642	25,640,458

Dividends to Shareholders from ($):
Investment income—net:
Class A	(333,039)	(203,422)
Class B	(178,059)	(118,792)
Class D	(13,798,228)	(41,586,189)
Class P	(450,824)	(272,614)
Net realized gain on investments:
Class A	(12,332)	—
Class B	(8,115)	—
Class D	(463,197)	—
Class P	(20,775)	—
Total Dividends	(15,264,569)	(42,181,017)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	6,103,093	21,978,408
Class B	3,911,372	12,172,638
Class D	142,363,813	482,638,456
Class P	28,349,680	27,651,185
Dividends reinvested:
Class A	301,664	132,906
Class B	148,701	93,896
Class D	11,443,484	34,036,463
Class P	344,715	199,621
Cost of shares redeemed:
Class A	(5,123,060)	(3,393,628)
Class B	(1,759,764)	(808,446)
Class D	(256,553,587)	(772,025,338)
Class P	(10,004,936)	(7,923,279)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(80,474,825)	(205,247,118)
Total Increase (Decrease) in Net Assets	(86,980,752)	(221,787,677)

Net Assets ($):
Beginning of Period	899,896,539	1,121,684,216
End of Period	812,915,787	899,896,539
Undistributed (distributions in excess of)
investment income—net	(4,988,040)	833,799

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	January 31, 2004	Year Ended
	(Unaudited)	July 31, 2003[a]

Capital Share Transactions:
Class Ab
Shares sold	530,131	1,894,466
Shares issued for dividends reinvested	26,254	11,451
Shares redeemed	(445,688)	(291,694)
Net Increase (Decrease) in Shares Outstanding	110,697	1,614,223

Class Bb
Shares sold	340,065	1,049,644
Shares issued for dividends reinvested	12,949	8,093
Shares redeemed	(153,147)	(69,609)
Net Increase (Decrease) in Shares Outstanding	199,867	988,128

Class D
Shares sold	12,384,471	41,519,397
Shares issued for dividends reinvested	996,298	2,931,135
Shares redeemed	(22,322,676)	(66,474,665)
Net Increase (Decrease) in Shares Outstanding	(8,941,907)	(22,024,133)

Class P
Shares sold	2,465,243	2,383,149
Shares issued for dividends reinvested	30,018	17,202
Shares redeemed	(869,284)	(683,553)
Net Increase (Decrease) in Shares Outstanding	1,625,977	1,716,798

a The fund commenced offering four classes of shares on November 1, 2002.The existing shares were redesignated Class D shares and the fund added Class A, Class B and Class P.

  During the period ended January 31, 2004, 1,816 Class B shares representing $20,831 were automatically converted to 1,816 Class A shares and during the period ended July 31, 2003, 461 Class B shares representing $5,343 were automatically converted to 461 Class A shares.

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	January 31, 2004	Period Ended
Class A Shares	(Unaudited)	July 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	11.51	11.59
Investment Operations:
Investment income—net[b]	.12	.17
Net realized and unrealized gain
(loss) on investments	—	.12
Total from Investment Operations	.12	.29
Distributions:
Dividends from investment income—net	(.20)	(.37)
Dividends from net realized gain on investments	(.01)	—
Total Distributions	(.21)	(.37)
Net asset value, end of period	11.42	11.51

Total Return (%) [c,d]	.97	2.52

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[e]	.90	.89
Ratio of net investment income
to average net assets[e]	2.00	2.09
Portfolio Turnover Rate[d]	357.56[f]	460.89

Net Assets, end of period ($ x 1,000)	19,699	18,578

a From November 1, 2002 (commencement of initial offering) to July 31, 2003.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	The portfolio turnover rate excluding mortgage dollar roll transactions was 339.22%.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	January 31, 2004	Period Ended
Class B Shares	(Unaudited)	July 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	11.50	11.59
Investment Operations:
Investment income—net[b]	.08	.14
Net realized and unrealized gain
(loss) on investments	—	.10
Total from Investment Operations	.08	.24
Distributions:
Dividends from investment income—net	(.16)	(.33)
Dividends from net realized gain on investments	(.01)	—
Total Distributions	(.17)	(.33)
Net asset value, end of period	11.41	11.50

Total Return (%) [c,d]	.65	2.11

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[e]	1.56	1.43
Ratio of net investment income
to average net assets[e]	1.33	1.67
Portfolio Turnover Rate[d]	357.56[f]	460.89

Net Assets, end of period ($ x 1,000)	13,558	11,367

a From November 1, 2002 (commencement of initial offering) to July 31, 2003.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	The portfolio turnover rate excluding mortgage dollar roll transactions was 339.22%.

See notes to financial statements.

20

	Six Months Ended
	January 31, 2004		Year Ended July 31,

Class D Shares	(Unaudited)	2003[a]	2002[b]	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	11.50	11.69	12.19	11.70	11.63	12.12
Investment Operations:
Investment income—net	.12[c]	.40[c]	.64[c]	.77	.71	.76
Net realized and unrealized
gain (loss) on investments	—	(.09)	(.47)	.50	.07	(.47)
Total from Investment Operations	.12	.31	.17	1.27	.78	.29
Distributions:
Dividends from investment
income—net	(.20)	(.50)	(.67)	(.78)	(.71)	(.78)
Dividends from net realized
gain on investments	(.01)	—	—	—	—	—
Total Distributions	(.21)	(.50)	(.67)	(.78)	(.71)	(.78)
Net asset value, end of period	11.41	11.50	11.69	12.19	11.70	11.63

Total Return (%)	1.01[d]	2.69	1.46	11.17	7.50	2.52

Ratios/Supplemental Data (%):
Ratio of expenses to
average net assets	.85[e]	.88	.80	.84	.84	.87
Ratio of net investment income
to average net assets	2.10[e]	3.45	5.31	6.46	6.64	6.54
Portfolio Turnover Rate	357.56[d,f]	460.89	220.23	322.69	272.46	204.98

Net Assets, end of period
($ x 1,000)	741,474	850,189	1,121,684	806,545	428,093	358,444

a The fund commenced offering four classes of shares on November 1,2002.The existing shares were redesignated Class D shares.

b	As required, effective August 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended July 31, 2002 was to decrease net investment income per share by $.04, increase net realized and unealized gain (loss) on investments per share by $.04 and decrease the ratio of net investment income to average net assets from 5.62% to 5.31%. Per share data and ratios/supplemental data for periods prior to August 1, 2001 have not been restated to reflect these changes in presentation.

c	Based on average shares outstanding at each month end.
d	Not annualized.
e	Annualized.
f	The portfolio turnover rate excluding mortgage dollar roll transactions was 339.22%.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	January 31, 2004	Period Ended
Class P Shares	(Unaudited)	July 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	11.51	11.59
Investment Operations:
Investment income—net[b]	.10	.20
Net realized and unrealized gain
(loss) on investments	.03	.09
Total from Investment Operations	.13	.29
Distributions:
Dividends from investment income—net	(.21)	(.37)
Dividends from net realized gain on investments	(.01)	—
Total Distributions	(.22)	(.37)
Net asset value, end of period	11.42	11.51

Total Return (%)[c]	1.07	2.53

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[d]	.86	.85
Ratio of net investment income
to average net assets[d]	1.77	2.33
Portfolio Turnover Rate[c]	357.56[e]	460.89

Net Assets, end of period ($ x 1,000)	38,184	19,763

a From November 1, 2002 (commencement of initial offering) to July 31, 2003.

b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	The portfolio turnover rate excluding mortgage dollar roll transactions was 339.22%.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Short Term Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A. (“Mellon”), which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class D (500 million shares authorized) and Class P (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class D and Class P shares are sold at net asset value per share only to institutional investors. Class A shares purchased at net asset value (an investment of $250,000 or more) will have a CDSC imposed on redemptions made within eighteen months of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments, other than U.S.Treasury Bills, financial futures, options and swap transactions) are valued each business day by an independent pricing service (“Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures, and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid prices and asked prices. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

24

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

The fund may lend securities to qualified institutions. At origination, all loans are secured by cash collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain other money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $36,488,131 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2003. If not applied, $1,643,654 of the carryover expires in fiscal 2004, $1,314,223 expires in fiscal 2005, $1,818,379 expires in fiscal 2007, $5,887,866 expires in fiscal 2008, $4,403,293 expires in fiscal 2010 and $21,420,716 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2003 was as follows: ordinary income $42,181,017. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) Indemnification: The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $10 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit pri-

26

marily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the leveraging arrangement during the period ended January 31, 2004 was approximately $434,800, with a relative weighted average annualized interest of 1.45%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended January 31, 2004, the Distributor retained $11,218 from commissions earned on sales of the fund’s Class A shares and $20,827 from contingent deferred sales charges on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares. During the period ended January 31, 2004, Class B shares were charged $32,856, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class D and Class P shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class A, Class B and Class P shares and .20 of 1% of the value of the average daily net assets of Class D shares, for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class B, Class D and Class P shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

services.The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2004, Class A, Class B, Class D and Class P shares were charged, $24,909, $16,428, $801,054 and $34,256, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2004, the fund was charged $272,534 pursuant to the transfer agency agreement.

The fund compensates Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2004, the fund was charged $105,960 pursuant to the custody agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds as shown in the fund’s Statement of Investments. Management fees are not charged to these money market mutual funds. During the period ended January 31, 2004, the fund derived $298,078 in income from these investments, which is included in dividend income in the fund’s Statement of Operations.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward currency exchange contracts, financial futures, options transactions and swap transactions, during the period ended January 31, 2004, amounted to $2,884,410,953 and $3,130,448,312, respectively, of which $148,007,311 in purchases and $148,528,254 in sales were from mortgage dollar roll transactions.

28

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains and losses. When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at January 31, 2004, are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at January 31, 2004:

	Foreign
Forward Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)

Sales;
Euro,
expiring 3/3/2004	12,000,000	14,364,960	14,954,400	(589,440)
Euro,
expiring 3/4/2004	12,000,000	14,454,360	14,953,200	(498,840)
Total				(1,088,280)

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income Credit default swaps are marked-to-market daily and the change, if any is recorded as unrealized appreciation or depreciation in the Statement of Operations. The following summarizes open credit default swaps entered into by the fund at January 31, 2004:

30

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Realized gains or losses on maturity or termination of swaps are presented in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

At January 31, 2004, accumulated net unrealized depreciation on investments was $12,025,514, consisting of $5,947,985 gross unrealized appreciation and $17,973,499 gross unrealized depreciation.

At January 31, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

32

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus Funds, alleging that the Investment Advisers improperly used assets of the Dreyfus Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus Funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the funds believe that any of the pending actions will have a material adverse affect on the funds or Dreyfus’ ability to perform its contract with the funds.

The Fund 33

For More Information

Dreyfus Premier
Short Term Income Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone
Call your financial
representative or
1-800-554-4611
By mail Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation 0083SA0104

Dreyfus
Intermediate
Term Income Fund

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
15	Statement of Financial Futures
16	Statement of Options Written
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
23	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N
Back Cover

Dreyfus
Intermediate
Term Income Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Intermediate Term Income Fund covers the six-month period from August 1, 2003, through January 31, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with Gerald E. Thunelius, portfolio manager and Director of the Dreyfus Taxable Fixed Income Team that manages the fund.

The bond market produced mixed results during the reporting period as investors adjusted to a stronger economic environment.As the U.S. economy gathered momentum, the more interest-rate-sensitive areas of the bond market began to retreat, giving back some of the gains achieved during the previous economic downturn. On the other hand, the bond market’s more credit-sensitive areas generally benefited from the stronger economy, producing more robust gains for corporate bonds.

While recent economic developments suggest to us that interest rates are more likely to rise in 2004 than to fall further, we continue to believe that bonds deserve a prominent place in most investors’ portfolios. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and tolerance for risk.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
February 17, 2004

2

DISCUSSION OF FUND PERFORMANCE

Gerald E. Thunelius, Senior Portfolio Manager Dreyfus Taxable Fixed Income Team

How did Dreyfus Intermediate Term Income Fund perform relative to its benchmark?

For the six-month period ended January 31, 2004, the fund’s Investor shares achieved a total return of 4.60%, and the fund’s Institutional shares achieved a total return of 4.76%.1 In comparison, the fund’s benchmark, the Lehman Brothers U.S. Aggregate Index, achieved a total return of 4.49% for the same period.2

After three years of above-average returns, the bond market’s performance moderated during the reporting period while the economy strengthened.The fund produced higher returns than its benchmark, primarily because of a relatively strong performance among its holdings of domestic investment-grade and high-yield corporate bonds.

What is the fund’s investment approach?

The fund seeks to maximize total returns consisting of capital appreciation and current income.At least 80% of the fund must be invested in investment-grade bonds, including U.S. government bonds and notes, corporate bonds, convertible securities, preferred stocks, asset-backed securities, mortgage-related securities and inflation-indexed bonds. Up to 20% of the fund may be invested in securities rated below investment grade, and up to 30% in foreign bonds.

When choosing investments for the fund, we evaluate four primary factors:

  The direction in which interest rates are likely to move under prevailing economic conditions. If interest rates appear to be rising, we generally reduce the fund’s average duration to capture higher-yielding securities as they become available. If interest rates appear to be declining, we may increase the fund’s average duration to lock in prevailing yields.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

  The difference in yields — or spreads — between fixed-income securities of varying maturities.
  The mix of security types within the fund, including relative exposure to government securities, corporate securities and high-yield bonds.
  Credit characteristics of individual securities, including the financial health of the issuer and the callability of the security.

What other factors influenced the fund’s performance?

As the U.S. economy shifted from general weakness earlier in 2003 to a more robust growth rate, investors spent much of the reporting period adjusting to a new economic climate. In the stronger economic environment — including a robust 8.2% annualized growth rate for the third quarter of 2003 — corporate bond prices continued to rise through the end of the year as investors looked forward to better business conditions. Gains were particularly robust for lower-rated corporate securities, including high-yield bonds.

Because the fund emphasized corporate securities, it benefited from the sector’s overall strength during the reporting period. In addition, the fund’s holdings included both investment-grade and high-yield securities enabling the fund to participate more strongly in the rally at the lower end of the credit-rating spectrum relative to its benchmark. The fund’s corporate bond holdings were diversified across various industry groups, with less emphasis on sectors, such as banking, that tend to fare poorly when interest rates rise.

As might be expected, stronger economic growth and rising inflation concerns proved to be harmful to the prices of U.S. government securities, which tend to be more sensitive than corporate securities to changes in interest rates. We maintained relatively light exposure to U.S. Treasury and agency securities, and overall lowered interest-rate sensitivity in other holdings during the sharp market decline that occurred in July 2003, just before the start of the reporting period, and early August, after the reporting period had begun. A portion of the fund’s U.S. Treasury holdings were Treasury Inflation Protected

4

Securities (TIPS), which also helped cushion the adverse effects of a stronger economy early in the reporting period. In addition, we set the fund’s average duration in a range that was shorter than average, helping to reduce its sensitivity to a potential rise in interest rates.

Finally, the fund offset some of the weakness experienced in other market sectors with investments in foreign currency markets. Because the U.S. dollar weakened relative to most major currencies over the reporting period, the fund posted strong returns from its investments in the euro and the currencies of other nations, such as Canada, New Zealand and Australia.

What is the fund’s current strategy?

After their strong rally, corporate bonds reached price levels we considered fully valued.Accordingly, we have reduced the fund’s exposure to investment-grade and high-yield corporate bonds and increased its holdings of U.S. government securities, moving toward a sector-allocation strategy that more closely approximates the composition of the Lehman Brothers U.S. Aggregate Index. In addition, we have eliminated the fund’s holdings of TIPS and most of the foreign currencies, locking in their gains. Finally, because of the risk that stronger economic growth may lead to higher short-term interest rates, we have continued to maintain the fund’s average duration in a range we consider shorter than average. We believe that these strategies should enable the fund to potentially weather volatility as the bond market continues to adjust to a more robust economic environment.

February 17, 2004

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund's returns would have been lower.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 5

STATEMENT OF INVESTMENTS
January 31, 2004 (Unaudited)
	Principal
Bonds and Notes—104.7%	Amount [a]	Value ($)

Airlines—.5%
American Airlines,
Pass-Through Ctfs.,
Ser. 1999-1, 7.024%, 2009	1,413,000	1,444,411
Continental Airlines,
Pass-Through Ctfs., Ser. 1998-1, Cl. A, 6.648%, 2017	1,300,257	1,297,358
Delta Air Lines,
Pass Through Ctfs., Ser. 2001-1, 7.111%, 2011	1,408,000	1,442,168
USAir,
Enhanced Equipment Notes, Ser. C, 8.93%, 2009	429,622 [b]	4,296
		4,188,233
Asset-Backed Ctfs./Credit Cards—.7%
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 2014	5,268,000	5,818,809
Asset-Backed Ctfs./Equipment—.0%
Pegasus Aviation Lease Securitization,
Ser. 2001-1, Cl. A1, 1.725%, 2015	210,157 [c,d]	116,472
Asset-Backed Ctfs./Home Equity Loans—1.0%
Conseco Finance Securitizations:
Ser. 2000-B, Cl. AF5, 8.15%, 2031	4,750,000	4,882,408
Ser. 2000-D, Cl. A3, 7.89%, 2018	304	306
Ser. 2000-E, Cl. A5, 8.02%, 2031	2,306,800	2,375,197
The Money Store Home Equity Trust,
Ser. 1998-B, Cl. AF8, 6.11%, 2010	135,418	138,393
		7,396,304
Banking—2.0%
Deutsche Bank,
Deposit Notes, 4.85%, 2006	10,000,000 [d]	9,950,000
Dresdner Funding Trust I,
Bonds, 8.151%, 2031	2,435,000 [c]	2,912,462
State Street Institutional Capital,
Capital Sec., Ser. A, 7.94%, 2026	2,888,000 [c]	3,335,906
		16,198,368
Commercial Mortgage Pass-Through Ctfs.—4.2%
CS First Boston Mortgage Securities:
Ser. 1998-C1, Cl. A1A, 6.26%, 2040	883,991	923,543
Ser. 1998-C1, Cl. C, 6.78%, 2040	3,877,000	4,276,696

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Commercial Mortgage Pass-Through Ctfs. (continued)
Chase Commerical Mortgage Securities,
Ser. 2001-245, Cl. A1, 6.173%, 2016	7,583,955 [c,d]	8,138,342
GS Mortgage Securities II:
Ser. 1998-C1, Cl. C, 6.91%, 2030	9,750,000	10,871,640
Ser. 2001-LIBA, Cl. E, 6.733%, 2016	1,500,000 [c]	1,640,331
Ser. 2001-LIBA, Cl. F, 6.733%, 2016	2,330,000	2,534,470
Salomon Brothers Mortgage Securities VII,
Ser. 1997-TXH, Cl. B, 7.491%, 2025	4,000,000 [c]	4,242,203
Structured Asset Securities, REMIC,
Ser. 1996-CFL, Cl. H, 7.75%, 2028	1,000,000	1,174,933
		33,802,158
Commercial Services—.6%
Cendant:
Notes, 6.25%, 2010	1,887,000	2,063,372
Notes, 7.125%, 2015	2,563,000	2,927,282
		4,990,654
Diversified Financial Services—3.3%
American Express,
Notes, 4.875%, 2013	3,836,000	3,896,053
Capital One Bank,
Sub. Notes, 6.5%, 2013	2,942,000	3,187,872
Farmers Exchange Capital,
Trust Surplus Note Securities,
7.05%, 2028	5,155,000 [c]	5,011,222
Ford Motor Credit:
Notes, 1.37%, 2007	4,366,000 [d]	4,251,392
Notes, 5.625%, 2008	4,141,000	4,260,542
GMAC,
Medium-Term Notes, 2.02%, 2007	6,147,000 [d]	6,152,852
		26,759,933
Electric Utilities—.7%
SCANA,
Sr. Notes, 1.62%, 2006	2,375,000 [d]	2,376,499
Salt River Project Agricultural Improvement & Power,
Bonds, 5%, 2012	2,900,000	3,259,948
		5,636,447

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Bonds and Notes (continued)		Amount [a]	Value ($)

Food & Beverages—.3%
Miller Brewing,
Notes, 4.25%, 2008		2,365,000 [c]	2,421,254
Foreign/Governmental—13.4%
Australia Government,
Bonds, Ser. 513, 6.5%, 2013	AUD	69,651,000	55,679,911
Bonos Y Obligacion Del Estado,
Bonds, 3.2%, 2006	EUR	21,840,000	27,571,930
Federative Republic of Brazil,
Bonds, 8.25%, 2034		3,286,000	2,842,390
Republic of Argentina:
Debs., 11.25%, 2004		33,100 [b]	7,282
Gtd. Bonds, Ser. L-GP, 6%, 2023		4,025,000 [b]	1,952,125
Republic of Chile,
Notes, 1.52%, 2008		7,040,000 [d]	7,017,120
Republic of Panama,
Bonds, 9.375%, 2023		11,178,000	12,072,240
			107,142,998
Health Care—2.6%
Bristol-Myers Squibb,
Notes, 5.75%, 2011		2,575,000	2,802,932
HCA:
Notes, 5.25%, 2008		2,934,000	3,030,226
Notes, 6.25%, 2013		1,728,000	1,814,844
IVAX,
Conv. Sr. Sub. Notes, 4.5%, 2008		3,968,000	4,047,360
Manor Care,
Notes, 6.25%, 2013		2,932,000	3,133,575
Medco Health Solutions,
Sr. Notes, 7.25%, 2013		3,276,000	3,679,950
Wyeth,
Notes, 5.25%, 2013		1,850,000 [c]	1,912,149
			20,421,036
Manufacturing—1.0%
General Electric,
Notes, 5%, 2013		3,982,000	4,084,724
Tyco International,
Notes, 5.8%, 2006		3,727,000	3,942,998
			8,027,722

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Media—2.5%
British Sky Broadcasting:
Notes, 6.875%, 2009	1,725,000	1,945,353
Sr. Notes, 8.2%, 2009	952,000	1,137,044
Clear Channel Communications,
Sr. Notes, 5%, 2012	3,707,000	3,771,357
Comcast,
Sr. Notes, 6.5%, 2015	3,860,000	4,235,482
Cox Communications,
Notes, 6.75%, 2011	2,298,000	2,610,530
InterActive,
Notes, 7%, 2013	2,944,000	3,275,748
Shaw Communications,
Sr. Notes, 7.25%, 2011	2,897,000	3,230,155
		20,205,669
Mining & Metal—1.8%
Noranda,
Debs., 7%, 2005	2,405,000	2,536,229
Placer Dome,
Debs., Ser. B, 8.5%, 2045	3,600,000	4,170,056
Vale Overseas,
Bonds, 8.25%, 2034	8,060,000	7,374,900
		14,081,185
Municipals—1.0%
Golden State Tobacco Securitization,
Bonds, 5.5%, 2018	2,833,000	2,922,919
State of Connecticut,
Bonds, 5%, 2010	1,950,000	2,201,804
State of Maryland,
Bonds, 5%, 2011	2,700,000	3,061,827
		8,186,550
Oil & Gas—.1%
Petro-Canada,
Notes, 4%, 2013	1,238,000	1,158,436
Property-Casual Insurance—.8%
Fund American Cos.,
Notes, 5.875%, 2013	2,114,000	2,174,440
Kingsway America,
Sr. Notes, 7.5%, 2014	2,010,000 [c]	1,995,590

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Property-Casual Insurance (continued)
Markel,
Notes, 6.8%, 2013	1,740,000	1,853,890
		6,023,920
Residential Mortgage Pass-Through Ctfs.—2.7%
Ameriquest Mortgage Securities,
Ser. 2003-IA1, Cl. A4, 4.965%, 2033	7,000,000	7,000,000
Bank Of America Mortgage Securities II,
Ser. 2001-4, Cl. B3, 6.75%, 2031	503,636	524,990
Cendant Mortgage:
Ser. 1999-8, Cl. B3, 6.25%, 2029	352,333 [c]	368,646
Ser. 1999-8, Cl. B4, 6.25%, 2029	251,667 [c]	257,983
Chase Mortgage Finance:
Ser. 1999-S13, Cl. B3, 6.5%, 2014	414,608	426,880
Ser. 2003-S7, Cl. B3, 4.75%, 2018	391,047 [c]	337,644
Countrywide Home Loans:
Ser. 2003-8, Cl. B3, 5%, 2018	289,376	250,166
Ser. 2003-15, Cl. B3, 4.87%, 2018	875,990 [c]	773,061
Ser. 2003-18, Cl. B3, 5.5%, 2033	694,017	594,564
GMAC Mortgage Corp. Loan Trust:
Ser. 2003-J1, Cl. B1, 5.25%, 2018	431,309 [c]	387,639
Ser. 2003-J1, Cl. B2, 5.25%, 2018	431,309 [c]	335,343
Ser. 2003-J1, Cl. B3, 5.25%, 2018	431,312 [c]	144,489
Ser. 2003-J3, Cl. B1, 5%, 2018	289,781 [c]	250,371
Ser. 2003-J3, Cl. B2, 5%, 2018	289,781 [c]	212,844
MASTR Asset Securitization Trust:
Ser. 2003-1, Cl. 15B4, 5.25%, 2018	391,552 [c]	367,902
Ser. 2003-1, Cl. 15B5, 5.25%, 2018	196,731 [c]	165,057
Norwest Asset Securities,
Ser. 1999-22, Cl. B4, 6.5%, 2014	315,472	332,855
Ocwen Residential MBS,
Ser. 1998-R1, Cl. B1, 7%, 2040	539,732 [c]	580,477
PNC Mortgage Securities,
Ser. 2000-1, Cl. 1B4, 7.46%, 2030	978,120	1,021,549
Residential Funding Mortgage Securities I, REMIC:
Ser. 1998-S7, Cl. B1, 6.5%, 2013	276,649 [c]	289,071
Ser. 1998-S16, Cl. B1, 6.5%, 2013	197,943 [c]	204,238
Ser. 1999-S16, Cl. A3, 6.75%, 2029	2,474,838	2,577,545
Ser. 2001-S13, Cl. B2, 6.5%, 2016	318,225	310,365
Ser. 2001-S19, Cl. M3, 6.5%, 2016	276,221	290,779
Ser. 2002-S11, Cl. B1, 5.75%, 2017	190,671 [c]	189,413
Ser. 2003-S3, Cl. B1, 5.25%, 2018	195,409	171,315

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Residential Mortgage Pass-Through Ctfs. (continued)
Structured Asset Securities,
Ser. 2003-34A, Cl. 5A1, 1.87%, 2033	1,809,172 [d]	1,806,911
Washington Mutual,
Ser. 2002-S3, Cl. 2B4, 6%, 2017	230,165 [c]	231,731
Wells Fargo Mortgage Securities,
Ser. 2003-3, Cl. 1B4, 5.75%, 2033	991,179 [c]	872,138
		21,275,966
Retail—.5%
RadioShack,
Notes, 7.375%, 2011	3,585,000	4,211,386
Saks,
Notes, 8.25%, 2008	429	477
		4,211,863
Structured Index—6.4%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	29,350,000 [c,e]	29,350,000
DJ Trac-X NA,
Credit Linked Trust Ctfs., 6.05%, 2009	17,250,000 [c,f]	17,444,063
HSBC TIGERS,
Medium Term Notes, Ser. 2003-7, 6.17%, 2008	4,500,000 [c,d,f]	4,515,750
		51,309,813
Technology—.5%
IBM,
Sr. Notes, 4.75%, 2012	3,575,000	3,637,952
Telecommunications—3.0%
British Telecommunications,
Notes, 8.375%, 2010	1,720,000 [d]	2,087,707
Credit-Backed Steers Trust,
Ser. 2001 Trust Ctfs., Ser. VZ-1, 5.565%, 2005	4,000,000 [c]	4,194,000
France Telecom,
Notes, 9%, 2011	1,506,000	1,815,704
Qwest:
Bank Notes, Ser. A, 6.5%, 2007	3,900,000 [d]	4,114,500
Bank Notes, Ser. B, 6.95%, 2010	2,322,000 [d]	2,432,295
Sprint Capital,
Notes, 8.75%, 2032	5,630,000 [c]	6,861,602
Verizon Florida,
Debs., 6.125%, 2013	2,333,000	2,517,606
		24,023,414

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Tobacco—.5%
Altria,
Notes, 7%, 2013	3,680,000	4,011,233
Transportation—.2%
Puerto Rico Highway & Transportation Authority,
Bonds, 5.5%, 2012	1,155,000	1,351,304
U.S. Government—12.2%
U.S. Treasury Bonds,
5.375%, 2/15/2031	33,290,000	35,318,360
U.S. Treasury Notes:
3.25%, 5/31/2004	11,095,000	11,179,433
4.25%, 11/15/2013	591,000	596,538
6.5%, 2/15/2010	12,500,000 [g]	14,574,625
7%, 7/15/2006	30,500,000	34,085,885
7.5%, 2/15/2005	1,526,000	1,624,350
		97,379,191
U.S. Government Agencies—11.7%
Federal Home Loan Banks:
Bonds, 1.625%, 6/15/2005	27,885,000	27,916,064
Bonds, Ser. 432, 4.5%, 9/16/2013	12,785,000	12,746,696
Federal National Mortgage Association,
Notes, 4.625%, 10/15/2013	53,000,000	53,252,810
		93,915,570
U.S. Government Agencies/Mortgage-Backed—30.5%
Federal Home Loan Mortgage Corp.:
6.5%, 10/1/2031-5/1/2032	3,269,362	3,434,858
REMIC, Multiclass Mortgage Participation Ctfs.
(Interest Only Obligation):
Ser. 1499, Cl. E, 7%, 4/15/2023	523,229 [h]	37,495
Ser. 1610, Cl. PW, 6.5%, 4/15/2022	103,001 [h]	6
Ser. 2550, Cl. IO, 5.5%, 6/15/2027	5,809,581 [h]	419,379
Federal National Mortgage Association:
5%	17,000,000 [i]	16,893,750
5%, 1/1/2018-5/1/2018	2,902,226	2,972,954
5.5%	23,000,000 [i]	23,409,630
6%	23,000,000 [i]	23,876,760
6.406%, 1/1/2011	10,487,189	11,663,033
6.5%, 11/1/2010	2,690	2,863
6.88%, 2/1/2028	1,026,462	1,141,938

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

U.S. Government Agencies/Mortgage-Backed (continued)
Federal National Mortgage Association (continued):
REMIC Trust, Gtd. Pass-Through Ctfs.:
Ser. 1999-T1, Cl. A6, 6%, 1/25/2039	552,561	552,906
(Interest Only Obligation):
Ser. 2002-55, Cl. IJ, 6%, 4/25/2028	2,854,924 [h]	80,571
Ser. 2002-92, Cl. IA, 5.5%, 5/25/2031	8,895,054 [h]	610,145
Ser. 2003-13, Cl. PI, 5.5%, 2/25/2026	20,475,742 [h]	1,868,045
Government National Mortgage Association I:
5.5%, 4/15/2033-5/15/2033	40,929,337	41,840,671
6%	10,300,000 [i]	10,744,136
6%, 1/15/2033-12/15/2033	49,552,713	51,741,118
6.5%	41,926,000 [i]	44,244,927
6.5%, 6/15/2032	857,398	905,353
7%, 12/20/2030
Project Loan,
6.5%, 9/15/2033	2,866,809	3,135,480
(Interest Only Obligation)
Ser. 2001-24, Cl. CI, 7%, 11/20/2029	749,717 [h]	3,628
Government National Mortgage Association II:
3%, 7/20/2030	273,871 [d]	272,414
6.5%, 1/20/2028-9/20/2031	2,074,057	2,185,538
7%, 1/28/2028-7/20/2031	722,577	768,790
7.5%, 10/20/2030-8/20/2031	1,013,796	1,081,212
		243,887,600
Total Bonds and Notes
(cost $831,120,900)		837,580,054

Preferred Stocks—.6%		Shares	Value ($)

Electric Utilities—.4%
BGE Capital Trust II,
Cum., $	1.55	116,475	3,001,561
Telecommunications—.2%
Motorola,
Cum. Conv., $3.50 (units)		35,526 [j]	1,699,208
Total Preferred Stocks
(cost $	4,688,175)		4,700,769

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

			Face Amount
			Covered by
Options—.1%			Contracts ($)		Value ($)

Call Options;
Interest Rate Swaption,
March 2004 @ 4.37%
(cost $	1,056,275)		63,250,000		472,688

Other Investments—17.3%			Shares		Value ($)

Registered Investment Companies:
Dreyfus Institutional Cash Advantage Fund			46,271,333	[k]	46,271,333
Dreyfus Institutional Cash Advantage Plus Fund			46,271,333	[k]	46,271,333
Dreyfus Institutional Preferred Plus Money Market Fund			46,271,334	[k]	46,271,334
Total Other Investments
(cost $	138,814,000)				138,814,000

			Principal
Short-Term Investments—2.1%			Amount	[a]	Value ($)

U.S. Treasury Bills;
1.026%, 5/13/2004
(cost $	16,951,593)		17,000,000	[g]	16,957,160

Total Investments (cost $		992,630,943)	124.8%		998,524,671
Liabilities, Less Cash and Receivables			(24.8%)		(198,307,821)
Net Assets			100.0%		800,216,850

a Principal amount stated in U.S Dollars unless otherwise noted.

AUD—Australian Dollars EUR—Euro

b	Non-income producing—security in default.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2004, these securities amounted to $100,059,393 or 12.5% of net assets.

d	Variable rate security—interest rate subject to periodic change.
e	Security linked to Goldman Sachs Non Energy—Excess Return Index.
f	Security linked to a portfolio of debt securities.
g	Partially held by a broker as collateral for open financial futures position.
h	Notional face amount shown.
i	Purchased on a forward commitment basis.
j	Units represent a contract to purchase shares of common stock for $50 on November 16, 2004 and a senior note with a principal of $50.
k	Investments in affiliated money market mutual funds—See Note 3(d).

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
January 31, 2004 (Unaudited)
		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2004 ($)

Financial Futures Long
U.S. Treasury 30 Year Bonds	1,696	188,839,000	March 2004	(1,201,950)
Financial Futures Short
90 Day Euro	1,367	336,111,125	September 2004	(528,851)
U.S. Treasury 2 Year Notes	547	117,331,500	March 2004	(388,217)
U.S. Treasury 5 Year Notes	3,658	410,896,281	March 2004	(1,343,182)
				(3,462,200)

See notes to financial statements.

The Fund 15

STATEMENT OF OPTIONS WRITTEN
January 31, 2004 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options
Interest Rate Swaption,
March 2004@ 3.87%
(Premium received $430,100)	63,250,000	44,099

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2004 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	992,630,943	998,524,671
Cash denominated in foreign currencies	6,103	5,963
Receivable for investment securities sold		44,465,056
Dividends and interest receivable		8,174,269
Receivable for shares of Common Stock subscribed		682,127
Paydowns receivable		3,455
Prepaid expenses		36,433
		1,051,891,974

Liabilities ($):
Due to The Dreyfus Corporation and affiliates		289,902
Cash overdraft due to Custodian		2,899,434
Payable for investment securities purchased		243,179,454
Net unrealized depreciation on forward
currency exchange contracts—Note 4		2,379,693
Payable for shares of Common Stock redeemed		1,778,161
Unrealized depreciation on swaps—Note 4		327,428
Payable to broker for swaps opened—Note 4		291,698
Payable for futures variation margin—Note 4		145,709
Outstanding options written, at value (premiums received
$430,100)—See Statement of Options Written		44,099
Accrued expenses		339,546
		251,675,124

Net Assets ( $)		800,216,850

Composition of Net Assets ($):
Paid-in capital		794,892,889
Accumulated distributions in excess of investment income—net		(1,003,827)
Accumulated net realized gain (loss) on investments		5,723,293
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions [including ($3,462,200) net unrealized
(depreciation) on financial futures and ($327,428) net unrealized
(depreciation) on swap transactions]		604,495

Net Assets ( $)		800,216,850
Net Asset Value Per Share
	Investor Shares	Institutional Shares

Net Assets ($)	796,417,402	3,799,448
Shares Outstanding	61,561,762	293,799

Net Asset Value Per Share ($)	12.94	12.93

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2004 (Unaudited)
Investment Income ($):
Interest		16,056,022
Cash dividends		645,945
Total Income		16,701,967
Expenses:
Management fee—Note 3(a)		1,862,821
Shareholder servicing costs—Note 3(b)		1,543,073
Custodian fees—Note 3(b)		104,602
Prospectus and shareholders’ reports		68,806
Professional fees		32,170
Registration fees		24,552
Directors’ fees and expenses—Note 3(c)		12,380
Interest expense—Note 2		5,433
Miscellaneous		43,137
Total Expenses		3,696,974
Less—reduction in management fee due to
undertaking—Note 3(a)		(390,708)
Net Expenses		3,306,266
Investment Income—Net		13,395,701

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions		26,413,266
Net realized gain (loss) on forward currency exchange contracts		(3,853,182)
Net realized gain (loss) on financial futures		(8,831,622)
Net realized gain (loss) on options transactions		134,406
Net realized gain (loss) on swaps		(370,075)
Net Realized Gain (Loss)		13,492,793
Net unrealized appreciation (depreciation) on investments and
foreign currency transactions [including (	$3,253,865) net unrealized
(depreciation) on financial futures and ($93,319) net unrealized
(depreciation) on swap transactions transactions]		10,426,664
Net Realized and Unrealized Gain (Loss) on Investments		23,919,457
Net Increase in Net Assets Resulting from Operations		37,315,158

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2004	Year Ended
	(Unaudited)	July 31, 2003

Operations ($):
Investment income—net	13,395,701	35,926,410
Net realized gain (loss) on investments	13,492,793	27,064,359
Net unrealized appreciation
(depreciation) on investments	10,426,664	4,751,590
Net Increase (Decrease) in Net Assets
Resulting from Operations	37,315,158	67,742,359

Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(16,674,930)	(39,906,073)
Institutional Shares	(87,031)	(362,297)
Net realized gain on investments:
lnvestor Shares	(14,934,446)	—
Institutional Shares	(65,767)	—
Total Dividends	(31,762,174)	(40,268,370)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	87,295,851	334,357,115
Institutional Shares	720,500	962,752
Dividends reinvested:
Investor Shares	26,785,930	34,576,830
Institutional Shares	46,463	214,614
Cost of shares redeemed:
Investor Shares	(154,999,212)	(302,883,485)
Institutional Shares	(1,474,040)	(5,007,209)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(41,624,508)	62,220,617
Total Increase (Decrease) in Net Assets	(36,071,524)	89,694,606

Net Assets ($):
Beginning of Period	836,288,374	746,593,768
End of Period	800,216,850	836,288,374
Undistributed (distributions in excess of)
investment income—net	(1,003,827)	2,362,433

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	January 31, 2004	Year Ended
	(Unaudited)	July 31, 2003

Capital Share Transactions:
Investor Shares
Shares sold	6,671,078	26,134,890
Shares issued for dividends reinvested	2,054,674	2,690,708
Shares redeemed	(11,869,589)	(23,608,118)
Net Increase (Decrease) in Shares Outstanding	(3,143,837)	5,217,480

Institutional Shares
Shares sold	55,150	75,863
Shares issued for dividends reinvested	3,559	16,768
Shares redeemed	(112,682)	(387,437)
Net Increase (Decrease) in Shares Outstanding	(53,973)	(294,806)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	January 31, 2004		Year Ended July 31,

Investor Shares	(Unaudited)	2003	2002[a]	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	12.86	12.42	13.22	12.50	12.43	13.38
Investment Operations:
Investment income—net	.21[b]	.56[b]	.72[b]	.84	.86	.87
Net realized and unrealized
gain (loss) on investments	.38	.51	(.64)	.75	.22	(.36)
Total from Investment Operations	.59	1.07	.08	1.59	1.08	.51
Distributions:
Dividends from
investment income—net	(.27)	(.63)	(.76)	(.84)	(.87)	(.88)
Dividends from net realized
gain on investments	(.24)	—	(.12)	(.03)	(.14)	(.58)
Total Distributions	(.51)	(.63)	(.88)	(.87)	(1.01)	(1.46)
Net asset value, end of period	12.94	12.86	12.42	13.22	12.50	12.43

Total Return (%)	4.60[c]	8.64	.64	13.14	9.05	4.18

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	.80[d]	.82	.70	.67	.65	.65
Ratio of interest expense
to average net assets	.00[d,e]	.00[e]	.00[e]	.00[e]	.00[e]	.08
Ratio of net investment income
to average net assets	3.23[d]	4.34	5.58	6.44	6.95	6.79
Decrease reflected in above expense
ratios due to undertakings by
The Dreyfus Corporation	.09[d]	.08	.16	.27	.48	.51
Portfolio Turnover Rate	421.05[c,f]	838.50	474.20	555.90	566.57	166.80

Net Assets, end of period
($ x 1,000)	796,417	831,818	738,618	359,114	60,541	37,831
a As required, effective August 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended July 31, 2002 was to decrease net investment income per share by $.04, increase net realized and unealized gain (loss) on investments per share by $.04 and decrease the ratio of net investment income to average net assets from 5.90% to 5.58%. Per share data and ratios/supplemental data for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

b	Based on average shares outstanding at each month end. d Annualized. e Amount represent less than .01%.
c	Not annualized.
f	The portfolio turnover rate excluding mortgage dollar roll transactions was 378.03%.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	January 31, 2004	Year Ended July 31,

Institutional Shares	(Unaudited)	2003	2002[a]	2001[b]

Per Share Data ($):
Net asset value, beginning of period	12.85	12.41	13.22	13.08
Investment Operations:
Investment income—net	.23[c]	.63[c]	.76[c]	.14
Net realized and unrealized
gain (loss) on investments	.38	.48	(.66)	.14
Total from Investment Operations	.61	1.11	.10	.28
Distributions:
Dividends from investment income—net	(.29)	(.67)	(.79)	(.14)
Dividends from net realized gain on investments	(.24)	—	(.12)	—
Total Distributions	(.53)	(.67)	(.91)	(.14)
Net asset value, end of period	12.93	12.85	12.41	13.22

Total Return (%)	4.76[d]	9.07	.81	12.86[e]

Ratios/Supplemental Data (%):
Ratio of operating expenses to average net assets	.53[e]	.50	.45	.45[e]
Ratio of interest expense to average net assets	.00[e,f]	.00[f]	.00[f]	—
Ratio of net investment income
to average net assets	3.51[e]	4.88	5.80	6.56[e]
Decrease reflected in above expense ratios due
to undertakings by The Dreyfus Corporation	—	.03	.08	1.21[e]
Portfolio Turnover Rate	421.05[d,g]	838.50	474.20	555.90

Net Assets, end of period ($ x 1,000)	3,799	4,470	7,976	676

a As required, effective August 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended July 31, 2002 was to decrease net investment income per share by $.04, increase net realized and unealized gain (loss) on investments per share by $.04 and decrease the ratio of net investment income to average net assets from 6.12% to 5.80%. Per share data and ratios/supplemental data for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

b	The fund commenced offering Institutional shares on May 31, 2001.
c	Based on average shares outstanding at each month end.
d	Not annualized.
e	Annualized.
f	Amount represent less than .01%.
g	The portfolio turnover rate excluding mortgage dollar roll transactions was 378.03%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Term Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A. (“Mellon”), which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares which are sold to the public without a sales charge.

The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Investor and Institutional. Investor shares are subject to a shareholder services plan. Other differences between the classes include the services offered to and the expenses borne by each class, the minimum initial investment and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gain or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S.Treasury Bills), financial futures, forward currency exchange contracts, options and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid prices and the asked prices. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2003 was as follows: ordinary income $40,268,370. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) Indemnification: The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to the arrangements.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $10 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the leveraging arrangement during the period ended January 31, 2004 was approximately $755,400, with a related weighted average annualized interest rate of 1.43%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .45 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken through January 31, 2004 to reduce the management fee paid by the fund, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings, Shareholder Service Plan fees and extraordinary expenses exceed .55 of 1% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to

$390,708 during the period ended January 31, 2004.

(b) Under the Investor Shares Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25 of 1% of the value of Investor Shares average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2004, Investor Shares were charged $1,029,917 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2004, the fund was charged $99,648 pursuant to the transfer agency agreement.

The fund compensates Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2004, the fund was charged $104,602 pursuant to the custody agreement.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds as shown in the fund’s Statement of Investments. Management fees are not charged to these money market mutual funds. During the period ended January 31, 2004, the fund derived $374,162 in income from these investments, which is included in dividend income in the fund’s Statement of Operations.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, option transactions, financial futures, forward currency exchange contracts and swap transactions, during the period ended January 31, 2004, amounted to $3,675,273,711 and $3,706,141,643, respectively, of which $375,461,444 in purchases and $376,397,849 in sales were from dollar roll transactions.

The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security.The fund would realize a gain if the price of the security declines between those dates.The fund’s long security positions serve as collateral for the open short positions. At January 31, 2004, there were no securities sold short outsatanding.

The following summarizes the fund’s call/put options written for the period ended January 31, 2004:

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equiva-lents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at January 31, 2004 are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at January 31, 2004:

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

The fund enters into credit default swaps to hedge its exposure to or to gain exposure to changes in the market on debt securities. Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, prin-

cipal, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily and the change, if any is recorded as unrealized appreciation or depreciation in the Statement of Operations. The following summarizes open credit default swaps entered into by the fund at January 31, 2004:

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may enter into interest rate swaps which involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily and change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

The following summarizes interest rate swaps entered into by the fund at January 31, 2004:

Realized gains or losses on maturity or termination of swaps are presented in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At January 31, 2004, accumulated net unrealized appreciation on investments was $5,893,728, consisting of $13,308,474 gross unrealized appreciation and $7,414,746 gross unrealized depreciation.

At January 31, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus Funds, alleging that the Investment Advisers improperly used assets of the Dreyfus Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus Funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the funds believe that any of the pending actions will have a material adverse affect on the funds or Dreyfus’ ability to perform its contract with the funds.

For More Information

Dreyfus
Intermediate
Term Income Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue

New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
By E-mail Send your request
to info@dreyfus.com
On the Internet Information
can be viewed online or
downloaded from:
http://www.dreyfus.com

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation 0082SA0104

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INVESTMENT GRADE FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 25, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 25, 2004

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)